UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	1/31/2017

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Conservative Growth Fund

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

March 16, 2017

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	6.95	17.85	85.70	99.96
Class B	6.50	16.98	78.91	85.61
Class C	6.50	16.98	79.16	85.61
Russell 1000® Growth Index	4.28	17.23	91.96	124.39
S&P 500 Index	5.96	20.01	93.17	96.36
Lipper Large-Cap Growth Funds Average*	3.28	13.85	81.09	103.39
Lipper Large-Cap Core Funds Average*	5.66	18.23	81.01	82.82

Average Annual Total Returns (With Sales Charges) as of 12/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		1.43	12.41	6.49
Class B		1.57	12.75	6.30
Class C		5.45	12.87	6.30
Russell 1000 Growth Index		7.08	14.50	8.33
S&P 500 Index		11.94	14.65	6.94
Lipper Large-Cap Growth Funds Average*		1.79	13.03	7.10
Lipper Large-Cap Core Funds Average*		10.04	13.14	6.14

*The Fund is compared to the Lipper Large-Cap Growth Funds Performance universe although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance universe. The Lipper Large-Cap Growth Funds Performance universe is utilized because the Fund’s manager believes the Funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Prudential Jennison Conservative Growth Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/17 (%)
Amazon.com, Inc., Internet & Direct Marketing Retail	4.4%
Alphabet, Inc. (Class A Stock), Internet Software & Services	4.3
Alibaba Group Holding Ltd. (China), Internet Software & Services	3.3
Apple, Inc., Technology Hardware, Storage & Peripherals	3.3
Facebook, Inc. (Class A Stock), Internet Software & Services	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/17 (%)
Internet Software & Services	12.1%
Banks	6.9
Oil, Gas & Consumable Fuels	5.8
Internet & Direct Marketing Retail	5.6
IT Services	4.6

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Conservative Growth Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,069.50	1.28%	$6.68
	Hypothetical	$1,000.00	$1,018.75	1.28%	$6.51
Class B	Actual	$1,000.00	$1,065.00	2.03%	$10.57
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31
Class C	Actual	$1,000.00	$1,065.00	2.03%	$10.57
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.33	1.28
B	2.03	2.03
C	2.03	2.03

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aerospace & Defense 2.9%
Boeing Co. (The)	6,003	$981,010
General Dynamics Corp.	16,895	3,059,347
Raytheon Co.	14,849	2,140,632

		6,180,989

Air Freight & Logistics 0.6%
United Parcel Service, Inc. (Class B Stock)	11,778	1,285,333

Banks 6.9%
Bank of America Corp.	83,024	1,879,663
Citigroup, Inc.	30,903	1,725,315
Citizens Financial Group, Inc.	87,860	3,177,896
JPMorgan Chase & Co.	63,754	5,395,501
Wells Fargo & Co.	48,853	2,751,890

		14,930,265

Beverages 2.1%
Constellation Brands, Inc. (Class A Stock)	5,105	764,525
Dr. Pepper Snapple Group, Inc.	24,891	2,270,059
PepsiCo, Inc.	14,183	1,471,912

		4,506,496

Biotechnology 3.9%
Amgen, Inc.	13,294	2,082,904
Celgene Corp.*	24,519	2,847,882
Shire PLC, ADR	20,700	3,473,667

		8,404,453

Building Products 0.7%
Johnson Controls International PLC	33,651	1,479,971

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	19,091	4,377,948
Invesco Ltd.	34,106	986,346

		5,364,294

Chemicals 1.6%
Air Products & Chemicals, Inc.	21,767	3,042,156
Praxair, Inc.	4,305	509,884

		3,552,040

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 1.4%
Waste Management, Inc.	44,147	$3,068,217

Consumer Finance 0.5%
Discover Financial Services	14,130	978,926

Containers & Packaging 0.2%
Crown Holdings, Inc.*	7,646	414,184

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	20,617	3,384,074

Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	58,644	2,874,142

Energy Equipment & Services 1.3%
Halliburton Co.	50,785	2,872,908

Equity Real Estate Investment Trusts (REITs) 1.5%
Omega Healthcare Investors, Inc.	31,300	1,003,791
Senior Housing Properties Trust	114,701	2,185,054

		3,188,845

Food & Staples Retailing
Costco Wholesale Corp.	1	164

Food Products 1.3%
Tyson Foods, Inc. (Class A Stock)	45,865	2,879,863

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	70,600	3,382,446
Danaher Corp.	16,367	1,373,519
Stryker Corp.	23,170	2,862,190

		7,618,155

Health Care Providers & Services 3.3%
Anthem, Inc.	13,558	2,089,830
Express Scripts Holding Co.*	40,900	2,817,192
McKesson Corp.	16,354	2,275,659

		7,182,681

Hotels, Restaurants & Leisure 3.2%
Marriott International, Inc. (Class A Stock)	16,456	1,392,178
Norwegian Cruise Line Holdings Ltd.*	30,030	1,411,410

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	14,173	$782,633
Yum! Brands, Inc.	49,430	3,239,148

		6,825,369

Household Durables 0.3%
Whirlpool Corp.	3,263	570,666

Industrial Conglomerates 1.5%
Honeywell International, Inc.	27,022	3,197,243

Insurance 4.1%
Aon PLC	10,629	1,197,888
Lincoln National Corp.	23,713	1,600,865
Marsh & McLennan Cos., Inc.	9,094	618,574
Progressive Corp. (The)	86,863	3,252,151
XL Group Ltd. (Bermuda)	60,327	2,266,485

		8,935,963

Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.*	11,606	9,557,309
Netflix, Inc.*	10,948	1,540,493
Priceline Group, Inc. (The)*	675	1,063,213

		12,161,015

Internet Software & Services 12.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	70,349	7,127,057
Alphabet, Inc. (Class A Stock)*	11,245	9,223,037
Facebook, Inc. (Class A Stock)*	44,516	5,801,325
Tencent Holdings Ltd. (China), ADR	151,295	3,961,660

		26,113,079

IT Services 4.6%
International Business Machines Corp.	15,396	2,686,910
Mastercard, Inc. (Class A Stock)	31,577	3,357,583
Visa, Inc. (Class A Stock)	47,692	3,944,605

		9,989,098

Machinery 1.0%
Stanley Black & Decker, Inc.	18,156	2,251,344

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 3.0%
Comcast Corp. (Class A Stock)	20,942	$1,579,446
Discovery Communications, Inc. (Class A Stock)*(a)	85,267	2,417,319
Time Warner, Inc.	25,632	2,482,459

		6,479,224

Multi-Utilities 1.4%
Dominion Resources, Inc.	40,873	3,117,792

Multiline Retail 1.3%
Target Corp.	43,340	2,794,563

Oil, Gas & Consumable Fuels 5.8%
Apache Corp.	46,788	2,798,858
Chevron Corp.	20,266	2,256,619
Concho Resources, Inc.*	16,151	2,252,095
EOG Resources, Inc.	14,965	1,520,145
Exxon Mobil Corp.	44,485	3,731,847

		12,559,564

Pharmaceuticals 2.7%
Allergan PLC*	9,268	2,028,672
Bristol-Myers Squibb Co.	14,012	688,830
Johnson & Johnson	27,172	3,077,229

		5,794,731

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	10,964	403,694
NVIDIA Corp.	24,593	2,685,064
NXP Semiconductors NV (Netherlands)*	4,944	483,770
QUALCOMM, Inc.	41,399	2,211,949

		5,784,477

Software 3.6%
Adobe Systems, Inc.*	15,790	1,790,270
Microsoft Corp.	68,745	4,444,364
Oracle Corp.	19,655	788,362
salesforce.com, Inc.*	10,888	861,241

		7,884,237

Specialty Retail 2.6%
Foot Locker, Inc.	8,213	562,919
Industria de Diseno Textil SA (Spain), ADR	272,378	4,505,132

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	2,490	$653,052

		5,721,103

Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	58,380	7,084,413

Textiles, Apparel & Luxury Goods 1.0%
adidas AG (Germany), ADR	26,275	2,074,543

Tobacco 1.8%
Philip Morris International, Inc.	34,216	3,289,184
Reynolds American, Inc.	8,956	538,524

		3,827,708
TOTAL LONG-TERM INVESTMENTS (cost $169,833,445)		213,332,132

SHORT-TERM INVESTMENTS 4.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	1,630	1,630
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,018,588; includes $10,012,845 of cash collateral for securities on loan)(b)(c)	10,017,294	10,019,297

TOTAL SHORT-TERM INVESTMENTS (cost $10,020,218)(Note 3)		10,020,927

TOTAL INVESTMENTS 103.3% (cost $179,853,663)(Note 5)		223,353,059
Liabilities in excess of other assets (3.3)%		(7,221,928)

NET ASSETS 100.0%		$216,131,131

The following abbreviations are used in the semiannual report.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,865,707; cash collateral of $10,012,845 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,180,989	$—	$—
Air Freight & Logistics	1,285,333	—	—
Banks	14,930,265	—	—
Beverages	4,506,496	—	—
Biotechnology	8,404,453	—	—
Building Products	1,479,971	—	—
Capital Markets	5,364,294	—	—
Chemicals	3,552,040	—	—
Commercial Services & Supplies	3,068,217	—	—
Consumer Finance	978,926	—	—
Containers & Packaging	414,184	—	—
Diversified Financial Services	3,384,074	—	—
Diversified Telecommunication Services	2,874,142	—	—
Energy Equipment & Services	2,872,908	—	—
Equity Real Estate Investment Trusts (REITs)	3,188,845	—	—
Food & Staples Retailing	164	—	—
Food Products	2,879,863	—	—
Health Care Equipment & Supplies	7,618,155	—	—
Health Care Providers & Services	7,182,681	—	—
Hotels, Restaurants & Leisure	6,825,369	—	—
Household Durables	570,666	—	—
Industrial Conglomerates	3,197,243	—	—
Insurance	8,935,963	—	—
Internet & Direct Marketing Retail	12,161,015	—	—
Internet Software & Services	26,113,079	—	—
IT Services	9,989,098	—	—
Machinery	2,251,344	—	—
Media	6,479,224	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued)
Multi-Utilities	$3,117,792	$—	$—
Multiline Retail	2,794,563	—	—
Oil, Gas & Consumable Fuels	12,559,564	—	—
Pharmaceuticals	5,794,731	—	—
Semiconductors & Semiconductor Equipment	5,784,477	—	—
Software	7,884,237	—	—
Specialty Retail	5,721,103	—	—
Technology Hardware, Storage & Peripherals	7,084,413	—	—
Textiles, Apparel & Luxury Goods	2,074,543	—	—
Tobacco	3,827,708	—	—
Affiliated Mutual Funds	10,020,927	—	—

Total	$223,353,059	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows :

Internet Software & Services	12.1%
Banks	6.9
Oil, Gas & Consumable Fuels	5.8
Internet & Direct Marketing Retail	5.6
Affiliated Mutual Funds (including 4.6% of collateral for securities on loan)	4.6
IT Services	4.6
Insurance	4.1
Biotechnology	3.9
Software	3.6
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.3
Technology Hardware, Storage & Peripherals	3.3
Hotels, Restaurants & Leisure	3.2
Media	3.0
Aerospace & Defense	2.9
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	2.6
Capital Markets	2.5
Beverages	2.1
Tobacco	1.8
Chemicals	1.6%
Diversified Financial Services	1.6
Industrial Conglomerates	1.5
Equity Real Estate Investment Trusts (REITs)	1.5
Multi-Utilities	1.4
Commercial Services & Supplies	1.4
Food Products	1.3
Diversified Telecommunication Services	1.3
Energy Equipment & Services	1.3
Multiline Retail	1.3
Machinery	1.0
Textiles, Apparel & Luxury Goods	1.0
Building Products	0.7
Air Freight & Logistics	0.6
Consumer Finance	0.5
Household Durables	0.3
Containers & Packaging	0.2

103.3
Liabilities in excess of other assets	(3.3)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$9,865,707	$(9,865,707)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $9,865,707:
Unaffiliated investments (cost $169,833,445)	$213,332,132
Affiliated investments (cost $10,020,218)	10,020,927
Cash	794
Receivable for investments sold	7,398,071
Dividends receivable	188,343
Receivable for Fund shares sold	23,196
Tax reclaim receivable	17,792
Prepaid expenses	1,430

Total Assets	230,982,685

Liabilities
Payable to broker for collateral for securities on loan	10,012,845
Loan payable	4,252,000
Accrued expenses and other liabilities	182,841
Payable for Fund shares reacquired	148,663
Management fee payable	132,297
Distribution fee payable	79,926
Affiliated transfer agent fee payable	42,432
Deferred trustees’ fees	332
Loan interest payable	218

Total Liabilities	14,851,554

Net Assets	$216,131,131

Net assets were comprised of:
Shares of beneficial interest, at par	$19,664
Paid-in capital in excess of par	167,804,595

167,824,259
Undistributed net investment income	179,710
Accumulated net realized gain on investment transactions	4,627,766
Net unrealized appreciation on investments	43,499,396

Net assets, January 31, 2017	$216,131,131

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($165,192,631 ÷ 14,462,486 shares of beneficial interest issued and outstanding)	$11.42
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.08

Class B
Net asset value, offering price and redemption price per share
($2,565,020 ÷ 261,980 shares of beneficial interest issued and outstanding)	$9.79

Class C
Net asset value, offering price and redemption price per share
($48,373,480 ÷ 4,939,855 shares of beneficial interest issued and outstanding)	$9.79

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	19

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $14,392)	$1,869,850
Income from securities lending, net (including affiliated: $7,946)	15,627
Affiliated dividend income	6,143

Total income	1,891,620

Expenses
Management fee	768,389
Distribution fee—Class A	252,542
Distribution fee—Class B	13,352
Distribution fee—Class C	242,546
Transfer agent’s fees and expenses (including affiliated expense of $101,000)	248,000
Custodian and accounting fees	30,000
Registration fees	24,000
Shareholders’ reports	21,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Insurance expenses	1,000
Loan interest expense	218
Miscellaneous	7,481

Total expenses	1,637,528
Less: Distribution fee waiver—Class A	(42,092)

Net expenses	1,595,436

Net investment income (loss)	296,184

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(326))	13,222,530
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $709)	1,007,133

Net gain (loss) on investment transactions	14,229,663

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,525,847

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,184	$750,109
Net realized gain (loss) on investment transactions	13,222,530	(1,953,787)
Net change in unrealized appreciation (depreciation) on investments	1,007,133	(2,661,600)

Net increase (decrease) in net assets resulting from operations	14,525,847	(3,865,278)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(865,867)	(533,907)

Distributions from net realized gains
Class A	(4,609,408)	(12,297,965)
Class B	(78,699)	(285,598)
Class C	(1,548,074)	(4,135,309)

	(6,236,181)	(16,718,872)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,657,068	7,030,841
Net asset value of shares issued in reinvestment of dividends and distributions	7,009,460	17,000,403
Cost of shares reacquired	(20,711,499)	(30,515,992)

Net increase (decrease) in net assets from Fund share transactions	(10,044,971)	(6,484,748)

Total increase (decrease)	(2,621,172)	(27,602,805)

Net Assets:
Beginning of period	218,752,303	246,355,108

End of period(a)	$216,131,131	$218,752,303

(a) Includes undistributed net investment income of:	$179,710	$749,393

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Conservative Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

24

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalents thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

(loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

26

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust on behalf of the Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Fund. PI pays for the services of the Subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets on the first $500 million, .65% of the average daily net assets on the next $500 million and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2017.

The Trust on behalf of the Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through November 30, 2017.

PIMS has advised the Fund that it received $35,415 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2017 that it received $1,628 and $105 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended January 31, 2017, were $182,999,469 and $202,332,777, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$181,024,517

Appreciation	45,465,626
Depreciation	(3,137,084)

Net Unrealized Appreciation	$42,328,542

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2016 of approximately $1,188,000 which can be carried forward for an unlimited period.

28

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

As of January 31, 2017, three shareholders of record held 25% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	271,287	$3,051,093
Shares issued in reinvestment of dividends and distributions	478,707	5,418,962
Shares reacquired	(1,521,976)	(17,157,609)

Net increase (decrease) in shares outstanding before conversion	(771,982)	(8,687,554)
Shares issued upon conversion from other share class(es)	95,511	1,063,987

Net increase (decrease) in shares outstanding	(676,471)	$(7,623,567)

Year ended July 31, 2016:
Shares sold	465,449	$5,046,604
Shares issued in reinvestment of dividends and distributions	1,191,030	12,684,475
Shares reacquired	(2,161,419)	(23,099,934)

Net increase (decrease) in shares outstanding before conversion	(504,940)	(5,368,855)
Shares issued upon conversion from other share class(es)	91,159	979,851

Net increase (decrease) in shares outstanding	(413,781)	$(4,389,004)

Prudential Jennison Conservative Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended January 31, 2017:
Shares sold	7,737	$75,057
Shares issued in reinvestment of dividends and distributions	7,848	76,286
Shares reacquired	(27,855)	(266,238)

Net increase (decrease) in shares outstanding before conversion	(12,270)	(114,895)
Shares reacquired upon conversion into other share class(es)	(31,282)	(300,897)

Net increase (decrease) in shares outstanding	(43,552)	$(415,792)

Year ended July 31, 2016:
Shares sold	22,728	$217,564
Shares issued in reinvestment of dividends and distributions	30,060	276,556
Shares reacquired	(44,961)	(418,097)

Net increase (decrease) in shares outstanding before conversion	7,827	76,023
Shares reacquired upon conversion into other share class(es)	(102,832)	(956,703)

Net increase (decrease) in shares outstanding	(95,005)	$(880,680)

Class C
Six months ended January 31, 2017:
Shares sold	55,263	$530,918
Shares issued in reinvestment of dividends and distributions	155,783	1,514,212
Shares reacquired	(341,267)	(3,287,652)

Net increase (decrease) in shares outstanding before conversion	(130,221)	(1,242,522)
Shares reacquired upon conversion into other share class(es)	(79,946)	(763,090)

Net increase (decrease) in shares outstanding	(210,167)	$(2,005,612)

Year ended July 31, 2016:
Shares sold	187,630	$1,766,673
Shares issued in reinvestment of dividends and distributions	439,062	4,039,372
Shares reacquired	(753,835)	(6,997,961)

Net increase (decrease) in shares outstanding before conversion	(127,143)	(1,191,916)
Shares reacquired upon conversion into other share class(es)	(2,453)	(23,148)

Net increase (decrease) in shares outstanding	(129,596)	$(1,215,064)

7. Borrowings

The Trust on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual

30

spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowing was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2017. The balance for the 1 day that the Fund had a loan outstanding during the period was $4,252,000, borrowed at an interest rate of 1.84%. There was a balance of $4,252,000 outstanding at January 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Jennison Conservative Growth Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2017		Year Ended July 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.03		$12.01	$11.81	$10.46	$8.38	$8.02
Income (loss) from investment operations:
Net investment income (loss)	.03		.06	.06	.04	.05	.04
Net realized and unrealized gain (loss) on investments	.73		(.19)	1.28	1.78	2.07	.32
Total from investment operations	.76		(.13)	1.34	1.82	2.12	.36
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)	(.04)	(.02)	(.04)	-	(d)
Distributions from net realized gains	(.31)		(.82)	(1.10)	(.45)	-	-
Total dividends and distributions	(.37)		(.85)	(1.14)	(.47)	(.04)	-
Net asset value, end of period	$11.42		$11.03	$12.01	$11.81	$10.46	$8.38
Total Return(b):	6.95%		(.82)%	11.84%	17.78%	25.45%	4.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,193		$166,997	$186,770	$175,928	$158,694	$114,610
Average net assets (000)	$166,996		$167,524	$181,444	$169,539	$143,264	$112,806
Ratios to average net assets(c):
Expenses after waiver and/or expense reimbursement	1.28%	(e)	1.28%	1.24%	1.26%	1.35%	1.45%
Expenses before waiver and/or expense reimbursement	1.33%	(e)	1.33%	1.29%	1.31%	1.40%	1.50%
Net investment income (loss)	.44%	(e)	.52%	.47%	.36%	.54%	.47%
Portfolio turnover rate	85%	(f)	246%	295%	234%	148%	208%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.49		$10.49	$10.49	$9.38	$7.53	$7.26
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.02)	(.03)	(.04)	(.02)	(.02)
Net realized and unrealized gain (loss) on investments	.62		(.16)	1.13	1.60	1.87	.29
Total from investment operations	.61		(.18)	1.10	1.56	1.85	.27
Less Dividends and Distributions:
Distributions from net realized gains	(.31)		(.82)	(1.10)	(.45)	-	-
Net asset value, end of period	$9.79		$9.49	$10.49	$10.49	$9.38	$7.53
Total Return(b):	6.50%		(1.51)%	11.01%	16.96%	24.57%	3.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,565		$2,898	$4,200	$5,138	$5,244	$5,193
Average net assets (000)	$2,649		$3,375	$4,801	$5,457	$5,169	$5,815
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(d)	2.03%	1.99%	2.01%	2.11%	2.20%
Expenses before waivers and/or expense reimbursement	2.03%	(d)	2.03%	1.99%	2.01%	2.11%	2.20%
Net investment income (loss)	(.28)%	(d)	(.21)%	(.25)%	(.38)%	(.19)%	(.28)%
Portfolio turnover rate	85%	(e)	246%	295%	234%	148%	208%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2017		Year Ended July 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.49		$10.49	$10.49	$9.38	$7.53	$7.26
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.02)	(.03)	(.04)	(.02)	(.02)
Net realized and unrealized gain (loss) on investments	.62		(.16)	1.13	1.60	1.87	.29
Total from investment operations	.61		(.18)	1.10	1.56	1.85	.27
Less Dividends and Distributions:
Distributions from net realized gains	(.31)		(.82)	(1.10)	(.45)	-	-
Net asset value, end of period	$9.79		$9.49	$10.49	$10.49	$9.38	$7.53
Total Return(b):	6.50%		(1.51)%	11.01%	16.96%	24.57%	3.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,373		$48,858	$55,384	$55,860	$52,005	$46,232
Average net assets (000)	$48,116		$49,288	$56,581	$55,220	$48,375	$49,057
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(d)	2.03%	1.99%	2.01%	2.10%	2.20%
Expenses before waivers and/or expense reimbursement	2.03%	(d)	2.03%	1.99%	2.01%	2.10%	2.20%
Net investment income (loss)	(.30)%	(d)	(.23)%	(.27)%	(.39)%	(.21)%	(.28)%
Portfolio turnover rate	85%	(e)	246%	295%	234%	148%	208%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	74440V104	74440V203	74440V302

MF503E2

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Rising Dividend Fund

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Rising Dividend Fund

March 16, 2017

Prudential Jennison Rising Dividend Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	2.60	14.55	19.99 (3/5/14)
Class C	2.27	13.60	17.49 (3/5/14)
Class Z	2.73	14.82	20.93 (3/5/14)
S&P 500 Index	5.96	20.01	30.21
Lipper Equity Income Funds Average	5.06	19.70	21.36

Average Annual Total Returns (With Sales Charges) as of 12/31/16
	One Year (%)	Since Inception (%)
Class A	3.15	4.38 (3/5/14)
Class C	7.35	5.74 (3/5/14)
Class Z	9.52	6.79 (3/5/14)
S&P 500 Index	11.94	9.04
Lipper Equity Income Funds Average	13.86	6.63

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds category and does not include the effect of any sales charges or taxes payable by an investor. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 1/31/17 (%)
Microsoft Corp., Software	3.4
JPMorgan Chase & Co., Banks	3.2
Apple, Inc., Technology Hardware, Storage & Peripherals	3.0
Chevron Corp., Oil, Gas & Consumable Fuels	2.8
Cisco Systems, Inc., Communications Equipment	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/17 (%)
Oil, Gas & Consumable Fuels	11.2
Banks	10.6
Pharmaceuticals	6.8
IT Services	6.1
Semiconductors & Semiconductor Equipment	4.4

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund

Prudential Jennison Rising Dividend Fund	7

Fees and Expenses (continued)

account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Rising Dividend Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.00	1.24%	$6.33
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class C	Actual	$1,000.00	$1,022.70	1.99%	$10.15
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Z	Actual	$1,000.00	$1,027.30	0.99%	$5.06
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.96	1.24
C	3.65	1.99
Z	2.66	0.99

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 4.1%
General Dynamics Corp.	917	$166,050
Lockheed Martin Corp.	1,075	270,180

		436,230

Air Freight & Logistics 2.1%
FedEx Corp.	1,169	221,070

Banks 10.6%
Bank of America Corp.	10,778	244,014
BB&T Corp.	3,702	170,995
Citigroup, Inc.	2,220	123,943
JPMorgan Chase & Co.	3,988	337,504
PNC Financial Services Group, Inc. (The)	2,086	251,280

		1,127,736

Beverages 1.0%
Constellation Brands, Inc. (Class A Stock)	705	105,581

Biotechnology 0.6%
AbbVie, Inc.	1,092	66,732

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	1,054	241,703

Chemicals 2.6%
Air Products & Chemicals, Inc.	1,096	153,177
Dow Chemical Co. (The)	2,119	126,356

		279,533

Communications Equipment 2.8%
Cisco Systems, Inc.	9,685	297,523

Diversified Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	2,590	108,262

Electric Utilities 1.0%
PG&E Corp.	1,717	106,265

Energy Equipment & Services 3.1%
Halliburton Co.	3,895	220,340
Schlumberger Ltd.	1,276	106,814

		327,154

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 3.8%
Crown Castle International Corp.	638	$56,035
CyrusOne, Inc.	5,495	264,639
QTS Realty Trust, Inc. (Class A Stock)	1,730	87,175

		407,849

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	1,647	270,026

Hotels, Restaurants & Leisure 4.3%
Dunkin’ Brands Group, Inc.	2,070	107,371
McDonald’s Corp.	2,296	281,420
Starbucks Corp.	1,299	71,731

		460,522

Household Products 1.0%
Procter & Gamble Co. (The)	1,261	110,464

Industrial Conglomerates 4.4%
3M Co.	592	103,494
General Electric Co.	5,359	159,162
Honeywell International, Inc.	1,748	206,823

		469,479

Insurance 1.0%
American International Group, Inc.	1,635	105,065

IT Services 6.1%
Accenture PLC (Class A Stock)	842	95,878
Automatic Data Processing, Inc.	1,096	110,685
Computer Sciences Corp.	1,733	107,792
MasterCard, Inc. (Class A Stock)	1,917	203,835
Visa, Inc. (Class A Stock)	1,653	136,720

		654,910

Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	1,442	219,746

Media 2.6%
CBS Corp. (Class B)	867	55,913
Time Warner, Inc.	2,265	219,365

		275,278

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities 1.0%
Sempra Energy	1,023	$104,745

Multiline Retail 0.5%
Dollar General Corp.	688	50,788

Oil, Gas & Consumable Fuels 11.2%
Chevron Corp.	2,723	303,206
Exxon Mobil Corp.	591	49,579
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	4,586	249,433
SemGroup Corp. (Class A Stock)	3,850	152,845
Suncor Energy, Inc. (Canada)	8,386	260,301
Williams Cos., Inc. (The)	6,039	174,165

		1,189,529

Pharmaceuticals 6.8%
Allergan PLC*	709	155,193
Bristol-Myers Squibb Co.	3,084	151,609
Eli Lilly & Co.	2,520	194,116
Pfizer, Inc.	6,948	220,460

		721,378

Road & Rail 2.6%
Ryder System, Inc.	1,187	92,111
Union Pacific Corp.	1,683	179,374

		271,485

Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	3,065	229,691
NVIDIA Corp.	495	54,044
Texas Instruments, Inc.	2,515	189,983

		473,718

Software 4.1%
Intuit, Inc.	685	81,228
Microsoft Corp.	5,525	357,191

		438,419

Specialty Retail 2.7%
Home Depot, Inc. (The)	1,032	141,983
Ross Stores, Inc.	2,200	145,442

		287,425

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	2,668	$323,762

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	3,582	133,788

Tobacco 2.5%
Altria Group, Inc.	3,811	271,267

TOTAL LONG-TERM INVESTMENTS (cost $9,240,305)		10,557,432

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(a)	280,851	280,851
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(a)	8	8

TOTAL SHORT-TERM INVESTMENTS (cost $280,859)(Note 3)		280,859

TOTAL INVESTMENTS 101.7% (cost $9,521,164)(Note 5)		10,838,291
Liabilities in excess of other assets (1.7)%		(181,251)

NET ASSETS 100.0%		$10,657,040

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$436,230	$—	$—
Air Freight & Logistics	221,070	—	—
Banks	1,127,736	—	—
Beverages	105,581	—	—
Biotechnology	66,732	—	—
Capital Markets	241,703	—	—
Chemicals	279,533	—	—
Communications Equipment	297,523	—	—
Diversified Telecommunication Services	108,262	—	—
Electric Utilities	106,265	—	—
Energy Equipment & Services	327,154	—	—
Equity Real Estate Investment Trusts (REITs)	407,849	—	—
Food & Staples Retailing	270,026	—	—
Hotels, Restaurants & Leisure	460,522	—	—
Household Products	110,464	—	—
Industrial Conglomerates	469,479	—	—
Insurance	105,065	—	—
IT Services	654,910	—	—
Life Sciences Tools & Services	219,746	—	—
Media	275,278	—	—
Multi-Utilities	104,745	—	—
Multiline Retail	50,788	—	—
Oil, Gas & Consumable Fuels	1,189,529	—	—
Pharmaceuticals	721,378	—	—
Road & Rail	271,485	—	—
Semiconductors & Semiconductor Equipment	473,718	—	—
Software	438,419	—	—
Specialty Retail	287,425	—	—
Technology Hardware, Storage & Peripherals	323,762	—	—
Textiles, Apparel & Luxury Goods	133,788	—	—
Tobacco	271,267	—	—
Affiliated Mutual Funds	280,859	—	—

Total	$10,838,291	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Oil, Gas & Consumable Fuels	11.2%
Banks	10.6
Pharmaceuticals	6.8
IT Services	6.1
Semiconductors & Semiconductor Equipment	4.4
Industrial Conglomerates	4.4
Hotels, Restaurants & Leisure	4.3
Software	4.1
Aerospace & Defense	4.1
Equity Real Estate Investment Trusts (REITs)	3.8
Energy Equipment & Services	3.1
Technology Hardware, Storage & Peripherals	3.0
Communications Equipment	2.8
Specialty Retail	2.7
Affiliated Mutual Funds	2.6
Chemicals	2.6
Media	2.6
Road & Rail	2.6
Tobacco	2.5%
Food & Staples Retailing	2.5
Capital Markets	2.3
Air Freight & Logistics	2.1
Life Sciences Tools & Services	2.1
Textiles, Apparel & Luxury Goods	1.3
Household Products	1.0
Diversified Telecommunication Services	1.0
Electric Utilities	1.0
Beverages	1.0
Insurance	1.0
Multi-Utilities	1.0
Biotechnology	0.6
Multiline Retail	0.5

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $9,240,305)	$10,557,432
Affiliated investments (cost $280,859)	280,859
Foreign currency, at value (cost $436)	436
Receivable for investments sold	60,461
Dividends receivable	9,245
Due from Manager	6,977
Receivable for Fund shares sold	5,434
Prepaid expenses	541

Total assets	10,921,385

Liabilities
Payable for investments purchased	173,403
Payable for Fund shares reacquired	45,477
Accrued expenses and other liabilities	43,226
Distribution fee payable	1,769
Affiliated transfer agent fee payable	470

Total liabilities	264,345

Net Assets	$10,657,040

Net assets were comprised of:
Shares of beneficial interest, at par	$919
Paid-in capital in excess of par	9,527,397

9,528,316
Undistributed net investment income	2,758
Accumulated net realized loss on investment and foreign currency transactions	(191,161)
Net unrealized appreciation on investments	1,317,127

Net assets, January 31, 2017	$10,657,040

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($2,649,145 ÷ 228,598 shares of beneficial interest issued and outstanding)	$11.59
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.26

Class C
Net asset value, offering price and redemption price per share, ($1,277,116 ÷ 110,167 shares of beneficial interest issued and outstanding)	$11.59

Class Z
Net asset value, offering price and redemption price per share, ($6,730,779 ÷ 580,272 shares of beneficial interest issued and outstanding)	$11.60

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	17

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,129)	$127,298
Income from securities lending, net	1,680
Affiliated dividend income	868

Total income	129,846

Expenses
Management fee	40,751
Distribution fee—Class A	4,149
Distribution fee—Class C	6,760
Registration fees	27,000
Custodian and accounting fees	23,000
Audit fee	12,000
Legal fees and expenses	10,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300)	7,000
Trustees’ fees	5,000
Loan interest expense	31
Miscellaneous	5,860

Total expenses	150,551
Less: Management fee waiver and/or expense reimbursement	(87,555)
Distribution fee waiver—Class A	(691)

Net expenses	62,305

Net investment income (loss)	67,541

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	80,786
Foreign currency transactions	(89)

80,697

Net change in unrealized appreciation (depreciation) on investments	107,356

Net gain (loss) on investment and foreign currency transactions	188,053

Net Increase (Decrease) In Net Assets Resulting From Operations	$255,594

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,541	$117,959
Net realized gain (loss) on investment and foreign currency transactions	80,697	(252,084)
Net change in unrealized appreciation (depreciation) on investments	107,356	436,905

Net increase (decrease) in net assets resulting from operations	255,594	302,780

Dividends from net investment income (Note 1)
Class A	(18,038)	(23,924)
Class C	(3,374)	(7,104)
Class Z	(49,916)	(87,951)

	(71,328)	(118,979)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,217,953	3,621,439
Net asset value of shares issued in reinvestment of dividends and distributions	71,140	118,864
Cost of shares reacquired	(1,360,847)	(1,080,035)

Net increase (decrease) in net assets from Fund share transactions	(71,754)	2,660,268

Total increase (decrease)	112,512	2,844,069

Net Assets:
Beginning of period	10,544,528	7,700,459

End of period(a)	$10,657,040	$10,544,528

(a) Includes undistributed net investment income of:	$2,758	$6,545

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Conservative Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Rising Dividend Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The Fund’s investment objective is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Rising Dividend Fund	21

Notes to Financial Statements (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts,

22

the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalents thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each

Prudential Jennison Rising Dividend Fund	23

Notes to Financial Statements (continued)

class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amount at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .775% of the Fund’s average daily net assets. PI has contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and

24

certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .99% of the Fund’s average daily net assets. The management fee waiver and/or expense reimbursement exceeded the management fee for the six months ended January 31, 2017 due to expense limitations described above. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to November 30, 2017 without the prior approval of the Trust’s Board of Trustees.

PIMS has advised the Fund that it received $6,066 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2017 it has received $126 in contingent deferred sales charges imposed upon redemption by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

Prudential Jennison Rising Dividend Fund	25

Notes to Financial Statements (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S Treasury securities) for the six months ended January 31, 2017, were $4,211,761 and $4,183,502, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$9,529,915

Appreciation	1,355,703
Depreciation	(47,327)

Net Unrealized Appreciation	$1,308,376

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income purposes, the Fund had a capital loss carryforward as of July 31, 2016 of approximately $9,000 which can be carried forward for an unlimited period. The Fund utilized approximately $7,000 of its capital loss carryforward in the fiscal year ending July 31, 2016. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $255,000 as having been incurred in the following fiscal year (July 31, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income

26

tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% for shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 1,014 and 522,291 Class C and Z shares of the Fund, respectively. At reporting period end, four shareholders of record held 80% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	74,715	$843,250
Shares issued in reinvestment of dividends and distributions	1,576	17,850
Shares reacquired	(78,699)	(865,507)

Net increase (decrease) in shares outstanding before conversion	(2,408)	(4,407)
Shares reacquired upon conversion into other share class(es)	(14,026)	(162,683)

Net increase (decrease) in shares outstanding	(16,434)	$(167,090)

Year ended July 31, 2016:
Shares sold	186,585	$1,987,505
Shares issued in reinvestment of dividends	2,229	23,809
Shares reacquired†	(35,588)	(373,469)

Net increase (decrease) in shares outstanding before conversion	153,226	1,637,845
Shares reacquired upon conversion into other share class(es)	(4,168)	(42,362)

Net increase (decrease) in shares outstanding	149,058	$1,595,483

Prudential Jennison Rising Dividend Fund	27

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended January 31, 2017:
Shares sold	25,324	$286,848
Shares issued in reinvestment of dividends and distributions	297	3,374
Shares reacquired	(34,359)	(391,356)

Net increase (decrease) in shares outstanding before conversion	(8,738)	(101,134)
Shares reacquired upon conversion into other share class(es)	(5,245)	(58,565)

Net increase (decrease) in shares outstanding	(13,983)	$(159,699)

Year ended July 31, 2016:
Shares sold	138,100	$1,488,575
Shares issued in reinvestment of dividends	664	7,104
Shares reacquired	(46,866)	(503,286)

Net increase (decrease) in shares outstanding before conversion	91,898	992,393
Shares reacquired upon conversion into other share class(es)	(5,139)	(54,677)

Net increase (decrease) in shares outstanding	86,759	$937,716

Class Z
Six months ended January 31, 2017:
Shares sold	7,757	$87,855
Shares issued in reinvestment of dividends and distributions	4,402	49,916
Shares reacquired	(9,204)	(103,984)

Net increase (decrease) in shares outstanding before conversion	2,955	33,787
Shares issued upon conversion from other share class(es)	19,251	221,248

Net increase (decrease) in shares outstanding	22,206	$255,035

Year ended July 31, 2016:
Shares sold	13,610	$145,359
Shares issued in reinvestment of dividends	8,256	87,951
Shares reacquired	(19,201)	(203,280)

Net increase (decrease) in shares outstanding before conversion	2,665	30,030
Shares issued upon conversion from other share class(es)	9,291	97,039

Net increase (decrease) in shares outstanding	11,956	$127,069

†	Includes affiliated redemption of 1,018 shares with a value of $11,037 for Class A shares.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or

28

the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2017. The average daily balance for the 3 days that the Fund had a loan outstanding during the period was $206,000, borrowed at weighted average interest rate of 1.79%. The maximum loan balance outstanding during the period was $206,000. At January 31, 2017, the Fund did not have an outstanding loan balance.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Jennison Rising Dividend Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2017(c)		Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.37		$11.33	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.13	.10	.04
Net realized and unrealized gain (loss) on investments	.22		.04	1.03	.33
Total from investment operations	.29		.17	1.13	.37
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.13)	(.11)	(.03)
Distributions from net realized gains on investments	-		-	(.03)	-
Total dividends and distributions	(.07)		(.13)	(.14)	(.03)
Net Asset Value, end of period	$11.59		$11.37	$11.33	$10.34
Total Return(a):	2.60%		1.61%	11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,649		$2,785	$1,087	$383
Average net assets (000)	$2,744		$1,831	$822	$192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	1.24%	(e)
Expenses before waivers and/or expense reimbursement	2.96%	(e)	3.38%	3.54%	8.18%	(e)
Net investment income (loss)	1.24%	(e)	1.24%	1.09%	.85%	(e)
Portfolio turnover rate	41%	(f)	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended January 31, 2017(c)		Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.36		$11.32	$10.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03		.06	.02	-	(g)
Net realized and unrealized gain (loss) on investments	.23		.03	1.03	.33
Total from investment operations	.26		.09	1.05	.33
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.05)	(.03)	-	(g)
Distributions from net realized gains on investments	-		-	(.03)	-
Total dividends and distributions	(.03)		(.05)	(.06)	-	(g)
Net Asset Value, end of period	$11.59		$11.36	$11.32	$10.33
Total Return(a):	2.27%		.85%	10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,277		$1,411	$423	$33
Average net assets (000)	$1,341		$1,160	$188	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	1.99%	(e)
Expenses before waivers and/or expense reimbursement	3.65%	(e)	4.02%	4.16%	8.95%	(e)
Net investment income (loss)	.49%	(e)	.56%	.32%	.08%	(e)
Portfolio turnover rate	41%	(f)	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2017(c)		Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38		$11.33	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08		.16	.14	.05
Net realized and unrealized gain (loss) on investments	.23		.05	1.01	.33
Total from investment operations	.31		.21	1.15	.38
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.16)	(.14)	(.03)
Distributions from net realized gains on investments	-		-	(.03)	-
Total dividends and distributions	(.09)		(.16)	(.17)	(.03)
Net Asset Value, end of period	$11.60		$11.38	$11.33	$10.35
Total Return(a):	2.73%		1.95%	11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,731		$6,349	$6,190	$5,299
Average net assets (000)	$6,346		$5,935	$5,953	$5,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	(e)	.99%	.99%	.99%	(e)
Expenses before waivers and/or expense reimbursement	2.66%	(e)	3.08%	3.31%	8.04%	(e)
Net investment income (loss)	1.47%	(e)	1.49%	1.33%	1.09%	(e)
Portfolio turnover rate	41%	(f)	51%	45%	9%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Rising Dividend Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z
NASDAQ	PJDAX	PJDCX	PJDZX
CUSIP	74440V823	74440V815	74440V799

MF220E2

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Day One Funds

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Seek a balance between growth and conservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

Welcome to Prudential’s Day One Funds. On the following pages, you will find your Prudential Day One Fund’s semiannual report, including a table showing Fund performance since its inception. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements released between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year.

The specific target date in your Fund’s name refers to the year that you plan to retire, and gradually begin to make withdrawals from the Fund. To help you achieve your retirement goals, each Day One Fund follows an investment strategy known as a glidepath, which adjusts the Fund’s asset allocation mix based on the number of years remaining to the target date. While a well-constructed glidepath is designed to mitigate risk and is essential to achieving your retirement goals, we recommend that you review your portfolio regularly with your financial professional.

In addition to helping you with retirement concerns, Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. With offices located in 16 countries across five continents, Prudential is among the largest asset managers in the world.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 16, 2017

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.20 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.30 (12/13/16)
Class R5	0.30 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One Income Custom Benchmark	1.66 (11/30/16)*
Lipper Mixed-Asset Target Today Funds Average	1.93 (11/30/16)*
S&P Target Date Retirement Income Index	1.60 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

6	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds Average (Lipper Average) are Funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	7

Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.20 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.30 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2010 Custom Benchmark	1.73 (11/30/16)*
Lipper Mixed-Asset Target 2010 Funds Average	2.18 (11/30/16)*
S&P Target Date 2010 Index	2.01 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

8	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	9

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2015 Custom Benchmark	1.96 (11/30/16)*
Lipper Mixed-Asset Target 2015 Funds Average	2.38 (11/30/16)*
S&P Target Date 2015 Index	2.41 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

10	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2020 Custom Benchmark	2.15 (11/30/16)*
Lipper Mixed-Asset Target 2020 Funds Average	2.43 (11/30/16)*
S&P Target Date 2020 Index	2.76 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

12	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.00 (12/13/16)
Class R2	0.00 (12/13/16)
Class R3	0.00 (12/13/16)
Class R4	0.00 (12/13/16)
Class R5	0.10 (12/13/16)
Class R6	0.50 (12/13/16)
Prudential Day One 2025 Custom Benchmark	2.48 (11/30/16)*
Lipper Mixed-Asset Target 2025 Funds Average	2.87 (11/30/16)*
S&P Target Date 2025 Index	3.07 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

14	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	–0.10 (12/13/16)
Class R2	0.00 (12/13/16)
Class R3	0.00 (12/13/16)
Class R4	0.00 (12/13/16)
Class R5	0.00 (12/13/16)
Class R6	0.50 (12/13/16)
Prudential Day One 2030 Custom Benchmark	3.06 (11/30/16)*
Lipper Mixed-Asset Target 2030 Funds Average	3.27 (11/30/16)*
S&P Target Date 2030 Index	3.35 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

16	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	17

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.10 (12/13/16)
Class R3	0.10 (12/13/16)
Class R4	0.10 (12/13/16)
Class R5	0.10 (12/13/16)
Class R6	0.60 (12/13/16)
Prudential Day One 2035 Custom Benchmark	3.43 (11/30/16)*
Lipper Mixed-Asset Target 2035 Funds Average	3.67 (11/30/16)*
S&P Target Date 2035 Index	3.62 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

18	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	19

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.10 (12/13/16)
Class R3	0.10 (12/13/16)
Class R4	0.10 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.60 (12/13/16)
Prudential Day One 2040 Custom Benchmark	3.71 (11/30/16)*
Lipper Mixed-Asset Target 2040 Funds Average	3.83 (11/30/16)*
S&P Target Date 2040 Index	3.81 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

20	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	21

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.10 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.60 (12/13/16)
Prudential Day One 2045 Custom Benchmark	3.92 (11/30/16)*
Lipper Mixed-Asset Target 2045 Funds Average	4.00 (11/30/16)*
S&P Target Date 2045 Index	3.97 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

22	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	23

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.20 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2050 Custom Benchmark	4.04 (11/30/16)*
Lipper Mixed-Asset Target 2050 Funds Average	4.01 (11/30/16)*
S&P Target Date 2050 Index	4.12 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

24	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	25

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2055 Custom Benchmark	4.21 (11/30/16)*
Lipper Mixed-Asset Target 2055 Funds Average	4.08 (11/30/16)*
S&P Target Date 2055+ Index	4.22 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

26	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2055 Funds Average—The Lipper Mixed-Asset Target 2055 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2051 to December 31, 2055.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	27

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
Since Inception (%)
Class R1	0.10 (12/13/16)
Class R2	0.20 (12/13/16)
Class R3	0.20 (12/13/16)
Class R4	0.20 (12/13/16)
Class R5	0.20 (12/13/16)
Class R6	0.70 (12/13/16)
Prudential Day One 2060 Custom Benchmark	4.28 (11/30/16)*
Lipper Mixed-Asset Target 2060 Funds Average	4.08 (11/30/16)*
S&P Target Date 2060+ Index	4.28 (11/30/16)*

Source: Prudential Investments LLC and Lipper Inc.

*The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date and not from the Fund’s actual inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

28	Visit our website at prudentialfunds.com

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged and you cannot invest directly in an index.

Lipper Mixed-Asset Target 2060 Funds Average—The Lipper Mixed-Asset Target 2060 Funds Average (Lipper Average) are Funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2055.

S&P Target Date® Index—The S&P Target Date Series comprises eleven multi asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	29

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended January 31, 2017. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Funds, that you own. You should consider the additional fees that were charged to your Fund

30	Visit our website at prudentialfunds.com

account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,002.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,003.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,003.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	31

Fees and Expenses (continued)

Prudential Day One 2010 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,002.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,003.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

32	Visit our website at prudentialfunds.com

Prudential Day One 2020 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,000.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,000.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,000.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,000.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,001.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,005.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	33

Fees and Expenses (continued)

Prudential Day One 2030 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$999.00	1.15%	$1.57
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,000.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,000.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,000.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,000.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,005.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,001.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,001.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,001.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,001.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,006.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

34	Visit our website at prudentialfunds.com

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,001.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,001.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,001.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,006.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,001.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,006.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	35

Fees and Expenses (continued)

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,002.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

36	Visit our website at prudentialfunds.com

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual**	$1,000.00	$1,001.00	1.15%	$1.58
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual**	$1,000.00	$1,002.00	0.90%	$1.23
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual**	$1,000.00	$1,002.00	0.75%	$1.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual**	$1,000.00	$1,002.00	0.65%	$0.89
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual**	$1,000.00	$1,002.00	0.55%	$0.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual**	$1,000.00	$1,007.00	0.40%	$0.55
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017. Expenses presented in the tables include the expenses of the any underlying portfolios in which the Funds invest.

**“Actual” expenses are calculated using 50 day period ended January 31, 2017 due to the Fund’s inception date of December 13, 2016.

Each Fund’s annualized expense ratios for the period ended January 31, 2017, are as follows:

Prudential Day One Income Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	562.69	1.15
R2	562.43	0.90
R3	562.26	0.75
R4	568.24	0.65
R5	562.08	0.55
R6	561.94	0.40

Prudential Day One Funds	37

Fees and Expenses (continued)

Prudential Day One 2010 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	563.77	1.15
R2	563.53	0.90
R3	563.39	0.75
R4	563.28	0.65
R5	563.15	0.55
R6	562.99	0.40

Prudential Day One 2015 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	564.03	1.15
R2	563.73	0.90
R3	563.61	0.75
R4	563.54	0.65
R5	563.39	0.55
R6	563.19	0.40

Prudential Day One 2020 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	564.12	1.15
R2	563.91	0.90
R3	563.74	0.75
R4	563.63	0.65
R5	563.51	0.55
R6	563.36	0.40

38	Visit our website at prudentialfunds.com

Prudential Day One 2025 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	564.83	1.15
R2	564.59	0.90
R3	564.40	0.75
R4	564.30	0.65
R5	564.22	0.55
R6	564.07	0.40

Prudential Day One 2030 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.31	1.15
R2	565.02	0.90
R3	564.84	0.75
R4	564.71	0.65
R5	564.59	0.55
R6	564.58	0.40

Prudential Day One 2035 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	576.22	1.15
R2	561.99	0.90
R3	561.83	0.75
R4	561.72	0.65
R5	561.58	0.55
R6	561.38	0.40

Prudential Day One Funds	39

Fees and Expenses (continued)

Prudential Day One 2040 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.52	1.15
R2	565.28	0.90
R3	565.21	0.75
R4	565.06	0.65
R5	564.96	0.55
R6	564.76	0.40

Prudential Day One 2045 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.64	1.15
R2	565.41	0.90
R3	565.27	0.75
R4	565.20	0.65
R5	565.06	0.55
R6	565.20	0.40

Prudential Day One 2050 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.64	1.15
R2	565.38	0.90
R3	565.26	0.75
R4	565.12	0.65
R5	564.99	0.55
R6	564.74	0.40

40	Visit our website at prudentialfunds.com

Prudential Day One 2055 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.68	1.15
R2	565.48	0.90
R3	565.38	0.75
R4	565.27	0.65
R5	565.18	0.55
R6	564.93	0.40

Prudential Day One 2060 Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
R1	565.75	1.15
R2	565.51	0.90
R3	565.39	0.75
R4	565.30	0.65
R5	565.29	0.55
R6	564.96	0.40

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. These expenses include a weighted average of the net operating expenses of the underlying funds in which each Fund invests. Additional information on each Fund’s expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Day One Funds	41

Prudential Day One Income Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 81.6%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	286	$3,022
Prudential Core Conservative Bond Fund (Class Q)	852	8,435
Prudential Global Real Estate Fund (Class Q)	132	3,027
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	58	605
Prudential QMA International Developed Markets Index Fund (Class Q)	285	3,013
Prudential QMA Large-Cap Core Equity Fund (Class Q)	447	7,207
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	57	604
Prudential QMA US Broad Market Index Fund (Class Q)	346	3,606
Prudential TIPS Fund (Class Q)	1,564	15,641
Prudential Total Return Bond Fund (Class Q)	640	9,050

TOTAL LONG-TERM INVESTMENTS (cost $53,807)		54,210

SHORT-TERM INVESTMENT 35.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,772)(Note 3)	23,772	23,772

TOTAL INVESTMENTS(a) 117.4% (cost $77,579)(Note 5)		77,982
Liabilities in excess of other assets (17.4)%		(11,584)

NET ASSETS 100.0%		$66,398

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	43

Prudential Day One Income Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,982	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	35.8%
TIPS	23.6
Total Return Bond	13.6
Core Conservative Bond	12.7
Large-Cap Core Equity	10.9
U.S. Broad Market Index	5.4
Global Real Estate	4.6
Commodities Strategies	4.5
International Developed Markets Index	4.5%
Small-Cap Core Equity	0.9
Mid-Cap Core Equity	0.9

117.4
Liabilities in excess of other assets	(17.4)

100.0%

See Notes to Financial Statements.

44

Prudential Day One 2010 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 90.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	286	$3,021
Prudential Core Conservative Bond Fund (Class Q)	852	8,434
Prudential Global Real Estate Fund (Class Q)	132	3,027
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	58	605
Prudential QMA International Developed Markets Index Fund (Class Q)	285	3,013
Prudential QMA Large-Cap Core Equity Fund (Class Q)	447	7,206
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	114	1,208
Prudential QMA US Broad Market Index Fund (Class Q)	403	4,206
Prudential TIPS Fund (Class Q)	1,504	15,037
Prudential Total Return Bond Fund (Class Q)	639	9,049

TOTAL LONG-TERM INVESTMENTS (cost $54,412)		54,806

SHORT-TERM INVESTMENT 38.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,169)(Note 3)	23,169	23,169

TOTAL INVESTMENTS(a) 129.1% (cost $77,581)(Note 5)		77,975
Liabilities in excess of other assets (29.1)%		(17,583)

NET ASSETS 100.0%		$60,392

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	45

Prudential Day One 2010 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,975	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	38.4%
TIPS	24.9
Total Return Bond	15.0
Core Conservative Bond	14.0
Large-Cap Core Equity	11.9
U.S. Broad Market Index	6.9
Global Real Estate	5.0
Commodities Strategies	5.0
International Developed Markets Index	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

46

Prudential Day One 2015 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 90.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	286	$3,020
Prudential Core Conservative Bond Fund (Class Q)	730	7,227
Prudential Global Real Estate Fund (Class Q)	132	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	57	605
Prudential QMA International Developed Markets Index Fund (Class Q)	399	4,217
Prudential QMA Large-Cap Core Equity Fund (Class Q)	521	8,405
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	114	1,207
Prudential QMA US Broad Market Index Fund (Class Q)	461	4,806
Prudential TIPS Fund (Class Q)	1,443	14,432
Prudential Total Return Bond Fund (Class Q)	554	7,840

TOTAL LONG-TERM INVESTMENTS (cost $54,375)		54,785

SHORT-TERM INVESTMENT 38.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,174)(Note 3)	23,174	23,174

TOTAL INVESTMENTS(a) 129.1% (cost $77,549)(Note 5)		77,959
Liabilities in excess of other assets (29.1)%		(17,584)

NET ASSETS 100.0%		$60,375

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	47

Prudential Day One 2015 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,959	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	38.4%
TIPS	23.9
Large-Cap Core Equity	13.9
Total Return Bond	13.0
Core Conservative Bond	12.0
U.S. Broad Market Index	7.9
International Developed Markets Index	7.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

48

Prudential Day One 2020 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 91.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	286	$3,020
Prudential Core Conservative Bond Fund (Class Q)	669	6,623
Prudential Global Real Estate Fund (Class Q)	132	3,025
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	57	605
Prudential QMA International Developed Markets Index Fund (Class Q)	455	4,819
Prudential QMA Large-Cap Core Equity Fund (Class Q)	633	10,204
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	114	1,207
Prudential QMA US Broad Market Index Fund (Class Q)	518	5,405
Prudential TIPS Fund (Class Q)	1,323	13,226
Prudential Total Return Bond Fund (Class Q)	511	7,235

TOTAL LONG-TERM INVESTMENTS (cost $54,953)		55,369

SHORT-TERM INVESTMENT 37.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $22,575)(Note 3)	22,575	22,575

TOTAL INVESTMENTS(a) 129.1% (cost $77,528)(Note 5)		77,944
Liabilities in excess of other assets (29.1)%		(17,584)

NET ASSETS 100.0%		$60,360

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One 2020 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,944	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	37.4%
TIPS	21.9
Large-Cap Core Equity	16.9
Total Return Bond	12.0
Core Conservative Bond	11.0
U.S. Broad Market Index	8.9
International Developed Markets Index	8.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

50

Prudential Day One 2025 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 92.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	286	$3,015
Prudential Core Conservative Bond Fund (Class Q)	486	4,810
Prudential Global Real Estate Fund (Class Q)	132	3,021
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	57	604
Prudential QMA International Developed Markets Index Fund (Class Q)	512	5,413
Prudential QMA Large-Cap Core Equity Fund (Class Q)	780	12,586
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	171	1,808
Prudential QMA US Broad Market Index Fund (Class Q)	690	7,197
Prudential TIPS Fund (Class Q)	1,081	10,806
Prudential Total Return Bond Fund (Class Q)	468	6,623

TOTAL LONG-TERM INVESTMENTS (cost $55,491)		55,883

SHORT-TERM INVESTMENT 36.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $21,973)(Note 3)	21,973	21,973

TOTAL INVESTMENTS(a) 129.2% (cost $77,464)(Note 5)		77,856
Liabilities in excess of other assets (29.2)%		(17,584)

NET ASSETS 100.0%		$60,272

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One 2025 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,856	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	36.5%
Large-Cap Core Equity	20.9
TIPS	17.9
U.S. Broad Market Index	11.9
Total Return Bond	11.0
International Developed Markets Index	9.0
Core Conservative Bond	8.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	3.0
Small-Cap Core Equity	1.0

129.2
Liabilities in excess of other assets	(29.2)

100.0%

See Notes to Financial Statements.

52

Prudential Day One 2030 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 94.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,412
Prudential Core Conservative Bond Fund (Class Q)	364	3,607
Prudential Global Real Estate Fund (Class Q)	132	3,021
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	57	604
Prudential QMA Emerging Markets Equity Fund (Class Q)	57	598
Prudential QMA International Developed Markets Index Fund (Class Q)	739	7,818
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,040	16,780
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	171	1,807
Prudential QMA US Broad Market Index Fund (Class Q)	805	8,395
Prudential TIPS Fund (Class Q)	660	6,603
Prudential Total Return Bond Fund (Class Q)	383	5,418

TOTAL LONG-TERM INVESTMENTS (cost $56,628)		57,063

SHORT-TERM INVESTMENT 34.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $20,776)(Note 3)	20,776	20,776

TOTAL INVESTMENTS(a) 129.2% (cost $77,404)(Note 5)		77,839
Liabilities in excess of other assets (29.2)%		(17,581)

NET ASSETS 100.0%		$60,258

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One 2030 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,839	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	34.5%
Large-Cap Core Equity	27.8
U.S. Broad Market Index	13.9
International Developed Markets Index	13.0
TIPS	11.0
Total Return Bond	9.0
Core Conservative Bond	6.0
Global Real Estate	5.0
Commodities Strategies	4.0%
Mid-Cap Core Equity	3.0
Small-Cap Core Equity	1.0
Emerging Markets Equity	1.0

129.2
Liabilities in excess of other assets	(29.2)

100.0%

See Notes to Financial Statements.

54

Prudential Day One 2035 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,415
Prudential Core Conservative Bond Fund (Class Q)	304	3,009
Prudential Global Real Estate Fund (Class Q)	132	3,024
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	115	1,209
Prudential QMA Emerging Markets Equity Fund (Class Q)	227	2,397
Prudential QMA International Developed Markets Index Fund (Class Q)	740	7,827
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,042	16,800
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	228	2,413
Prudential QMA US Broad Market Index Fund (Class Q)	1,036	10,806
Prudential TIPS Fund (Class Q)	421	4,207
Prudential Total Return Bond Fund (Class Q)	341	4,822

TOTAL LONG-TERM INVESTMENTS (cost $58,473)		58,929

SHORT-TERM INVESTMENT 31.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $18,971)(Note 3)	18,971	18,971

TOTAL INVESTMENTS(a) 129.1% (cost $77,444)(Note 5)		77,900
Liabilities in excess of other assets (29.1)%		(17,571)

NET ASSETS 100.0%		$60,329

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2035 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,900	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	31.4%
Large-Cap Core Equity	27.8
U.S. Broad Market Index	17.9
International Developed Markets Index	13.0
Total Return Bond	8.0
TIPS	7.0
Global Real Estate	5.0
Core Conservative Bond	5.0
Commodities Strategies	4.0%
Mid-Cap Core Equity	4.0
Emerging Markets Equity	4.0
Small-Cap Core Equity	2.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

56

Prudential Day One 2040 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,415
Prudential Core Conservative Bond Fund (Class Q)	243	2,408
Prudential Global Real Estate Fund (Class Q)	132	3,024
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	172	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	284	2,996
Prudential QMA International Developed Markets Index Fund (Class Q)	854	9,032
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,042	16,801
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	285	3,016
Prudential QMA US Broad Market Index Fund (Class Q)	1,094	11,408
Prudential TIPS Fund (Class Q)	240	2,404
Prudential Total Return Bond Fund (Class Q)	298	4,219

TOTAL LONG-TERM INVESTMENTS (cost $59,051)		59,537

SHORT-TERM INVESTMENT 30.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $18,370)(Note 3)	18,370	18,370

TOTAL INVESTMENTS(a) 129.1% (cost $77,421)(Note 5)		77,907
Liabilities in excess of other assets (29.1)%		(17,566)

NET ASSETS 100.0%		$60,341

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2040 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,907	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	30.4%
Large-Cap Core Equity	27.8
U.S. Broad Market Index	18.9
International Developed Markets Index	15.0
Total Return Bond	7.0
Global Real Estate	5.0
Mid-Cap Core Equity	5.0
Emerging Markets Equity	5.0
Commodities Strategies	4.0%
Core Conservative Bond	4.0
TIPS	4.0
Small-Cap Core Equity	3.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

58

Prudential Day One 2045 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,415
Prudential Core Conservative Bond Fund (Class Q)	182	1,806
Prudential Global Real Estate Fund (Class Q)	132	3,025
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	172	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	284	2,996
Prudential QMA International Developed Markets Index Fund (Class Q)	1,025	10,840
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,079	17,404
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	342	3,620
Prudential QMA US Broad Market Index Fund (Class Q)	1,036	10,809
Prudential TIPS Fund (Class Q)	120	1,202
Prudential Total Return Bond Fund (Class Q)	298	4,220

TOTAL LONG-TERM INVESTMENTS (cost $59,637)		60,151

SHORT-TERM INVESTMENT 29.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $17,766)(Note 3)	17,766	17,766

TOTAL INVESTMENTS(a) 129.1% (cost $77,403)(Note 5)		77,917
Liabilities in excess of other assets (29.1)%		(17,562)

NET ASSETS 100.0%		$60,355

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2045 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,917	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	29.4%
Large-Cap Core Equity	28.8
International Developed Markets Index	18.0
U.S. Broad Market Index	17.9
Total Return Bond	7.0
Mid-Cap Core Equity	6.0
Global Real Estate	5.0
Emerging Markets Equity	5.0
Commodities Strategies	4.0%
Small-Cap Core Equity	3.0
Core Conservative Bond	3.0
TIPS	2.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

60

Prudential Day One 2050 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,417
Prudential Core Conservative Bond Fund (Class Q)	122	1,205
Prudential Global Real Estate Fund (Class Q)	132	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	172	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	341	3,598
Prudential QMA International Developed Markets Index Fund (Class Q)	1,025	10,846
Prudential QMA Large-Cap Core Equity (Class Q)	1,080	17,413
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	399	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	1,094	11,415
Prudential TIPS Fund (Class Q)	60	601
Prudential Total Return Bond Fund (Class Q)	256	3,619

TOTAL LONG-TERM INVESTMENTS (cost $59,650)		60,179

SHORT-TERM INVESTMENT 29.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $17,768)(Note 3)	17,768	17,768

TOTAL INVESTMENTS(a) 129.1% (cost $77,418)(Note 5)		77,947
Liabilities in excess of other assets (29.1)%		(17,561)

NET ASSETS 100.0%		$60,386

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2050 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,947	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Core Ultra Short Bond	29.4%
Large-Cap Core Equity	28.8
U.S. Broad Market Index	18.9
International Developed Markets Index	18.0
Mid-Cap Core Equity	7.0
Total Return Bond	6.0
Emerging Markets Equity	6.0
Global Real Estate	5.0
Commodities Strategies	4.0%
Small-Cap Core Equity	3.0
Core Conservative Bond	2.0
TIPS	1.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

62

Prudential Day One 2055 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,416
Prudential Global Real Estate Fund (Class Q)	132	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	172	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	341	3,598
Prudential QMA International Developed Markets Index Fund (Class Q)	1,082	11,448
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,117	18,013
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	399	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	1,210	12,617
Prudential Total Return Bond Fund (Class Q)	213	3,016

TOTAL LONG-TERM INVESTMENTS (cost $59,644)		60,173

SHORT-TERM INVESTMENT 29.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $17,771)(Note 3)	17,771	17,771

TOTAL INVESTMENTS(a) 129.1% (cost $77,415)(Note 5)		77,944
Liabilities in excess of other assets (29.1)%		(17,560)

NET ASSETS 100.0%		$60,384

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2055 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,944	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Large-Cap Core Equity	29.8%
Core Ultra Short Bond	29.4
U.S. Broad Market Index	20.9
International Developed Markets Index	19.0
Mid-Cap Core Equity	7.0
Emerging Markets Equity	6.0
Global Real Estate	5.0
Total Return Bond	5.0%
Commodities Strategies	4.0
Small-Cap Core Equity	3.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

64

Prudential Day One 2060 Fund

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	229	$2,417
Prudential Global Real Estate Fund (Class Q)	132	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	230	2,419
Prudential QMA Emerging Markets Equity Fund (Class Q)	341	3,598
Prudential QMA International Developed Markets Index Fund (Class Q)	1,082	11,448
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,154	18,613
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	399	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	1,210	12,617
Prudential Total Return Bond Fund (Class Q)	128	1,809

TOTAL LONG-TERM INVESTMENTS (cost $59,637)		60,172

SHORT-TERM INVESTMENT 29.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $17,773)(Note 3)	17,773	17,773

TOTAL INVESTMENTS(a) 129.1% (cost $77,410)(Note 5)		77,945
Liabilities in excess of other assets (29.1)%		(17,561)

NET ASSETS 100.0%		$60,384

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2060 Fund

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$77,945	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Large-Cap Core Equity	30.8%
Core Ultra Short Bond	29.4
U.S. Broad Market Index	20.9
International Developed Markets Index	19.0
Mid-Cap Core Equity	7.0
Emerging Markets Equity	6.0
Global Real Estate	5.0
Small-Cap Core Equity	4.0%
Commodities Strategies	4.0
Total Return Bond	3.0

129.1
Liabilities in excess of other assets	(29.1)

100.0%

See Notes to Financial Statements.

66

This Page Intentionally Left Blank

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,579)	$77,982
Receivable for Fund shares sold	6,000
Receivable for investments sold	163
Prepaid expenses and other assets	82,862

Total assets	167,007

Liabilities
Payable to manager	85,453
Custodian and accounting fees payable	8,529
Accrued expenses	6,440
Payable for investments purchased	179
Distribution fee payable	8

Total liabilities	100,609

Net Assets	$66,398

Net assets were comprised of:
Shares of beneficial interest, at par	$7
Paid-in capital in excess of par	65,993

66,000
Undistributed net investment income	145
Accumulated net realized loss on investment transactions	(150)
Net unrealized appreciation on investments	403

Net assets, January 31, 2017	$66,398

See Notes to Financial Statements.

68

Class R1
Net asset value, offering price and redemption price per share, ($10,059 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share, ($10,063 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share, ($10,064 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share, ($16,074 ÷ 1,598 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share, ($10,068 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share, ($10,070 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2010 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,581)	$77,975
Receivable for investments sold	168
Prepaid expenses and other assets	82,862

Total assets	161,005

Liabilities
Payable to manager	85,525
Custodian and accounting fees payable	8,529
Accrued expenses	6,368
Payable for investments purchased	184
Distribution fee payable	7

Total liabilities	100,613

Net Assets	$60,392

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	151
Accumulated net realized loss on investment transactions	(153)
Net unrealized appreciation on investments	394

Net assets, January 31, 2017	$60,392

See Notes to Financial Statements.

70

Class R1
Net asset value, offering price and redemption price per share, ($10,059 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share, ($10,063 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share, ($10,065 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R4
Net asset value, offering price and redemption price per share, ($10,067 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R5
Net asset value, offering price and redemption price per share, ($10,068 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share, ($10,070 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,549)	$77,959
Receivable for investments sold	177
Prepaid expenses and other assets	82,862

Total assets	160,998

Liabilities
Payable to manager	85,306
Custodian and accounting fees payable	8,529
Accrued expenses and other liabilities	6,587
Payable for investments purchased	194
Distribution fee payable	7

Total liabilities	100,623

Net Assets	$60,375

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	165
Accumulated net realized loss on investment transactions	(200)
Net unrealized appreciation on investments	410

Net assets, January 31, 2017	$60,375

See Notes to Financial Statements.

72

Class R1
Net asset value, offering price and redemption price per share, ($10,056 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share, ($10,060 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share, ($10,062 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share, ($10,064 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share, ($10,065 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share, ($10,068 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,528)	$77,944
Receivable for investments sold	181
Prepaid expenses and other assets	82,862

Total assets	160,987

Liabilities
Payable to manager	85,307
Custodian and accounting fees payable	8,529
Accrued expenses	6,586
Payable for investments purchased	198
Distribution fee payable	7

Total liabilities	100,627

Net Assets	$60,360

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	176
Accumulated net realized loss on investment transactions	(232)
Net unrealized appreciation on investments	416

Net assets, January 31, 2017	$60,360

See Notes to Financial Statements.

74

Class R1
Net asset value, offering price and redemption price per share, ($10,054 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R2
Net asset value, offering price and redemption price per share, ($10,057 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share, ($10,060 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share, ($10,061 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share, ($10,063 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R6
Net asset value, offering price and redemption price per share, ($10,065 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,464)	$77,856
Receivable for investments sold	189
Prepaid expenses and other assets	82,862

Total assets	160,907

Liabilities
Payable to manager	85,306
Custodian and accounting fees payable	8,964
Accrued expenses	6,153
Payable for investments purchased	205
Distribution fee payable	7

Total liabilities	100,635

Net Assets	$60,272

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	209
Accumulated net realized loss on investment transactions	(329)
Net unrealized appreciation on investments	392

Net assets, January 31, 2017	$60,272

See Notes to Financial Statements.

76

Class R1
Net asset value, offering price and redemption price per share, ($10,039 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class R2
Net asset value, offering price and redemption price per share, ($10,043 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class R3
Net asset value, offering price and redemption price per share, ($10,045 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R4
Net asset value, offering price and redemption price per share, ($10,046 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R5
Net asset value, offering price and redemption price per share, ($10,048 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R6
Net asset value, offering price and redemption price per share, ($10,051 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,404)	$77,839
Receivable for investments sold	220
Prepaid expenses and other assets	82,862

Total assets	160,921

Liabilities
Payable to manager	85,306
Custodian and accounting fees payable	8,965
Accrued expenses	6,152
Payable for investments purchased	233
Distribution fee payable	7

Total liabilities	100,663

Net Assets	$60,258

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	234
Accumulated net realized loss on investment transactions	(411)
Net unrealized appreciation on investments	435

Net assets, January 31, 2017	$60,258

See Notes to Financial Statements.

78

Class R1
Net asset value, offering price and redemption price per share, ($10,037 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class R2
Net asset value, offering price and redemption price per share, ($10,040 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class R3
Net asset value, offering price and redemption price per share, ($10,042 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class R4
Net asset value, offering price and redemption price per share, ($10,045 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R5
Net asset value, offering price and redemption price per share, ($10,046 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R6
Net asset value, offering price and redemption price per share, ($10,048 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,444)	$77,900
Receivable for investments sold	94
Prepaid expenses and other assets	82,862

Total assets	160,856

Liabilities
Payable to manager	85,306
Custodian and accounting fees payable	8,965
Accrued expenses and other liabilities	6,149
Payable for investments purchased	99
Distribution fee payable	8

Total liabilities	100,527

Net Assets	$60,329

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	60,027

60,033
Undistributed net investment income	243
Accumulated net realized loss on investment transactions	(403)
Net unrealized appreciation on investments	456

Net assets, January 31, 2017	$60,329

See Notes to Financial Statements.

80

Class R1
Net asset value, offering price and redemption price per share, ($10,050 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R2
Net asset value, offering price and redemption price per share, ($10,052 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R3
Net asset value, offering price and redemption price per share, ($10,054 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R4
Net asset value, offering price and redemption price per share, ($10,056 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share, ($10,057 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R6
Net asset value, offering price and redemption price per share, ($10,060 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,421)	$77,907
Receivable for investments sold	324
Prepaid expenses and other assets	82,862

Total assets	161,093

Liabilities
Payable to manager	85,304
Custody and accounting fees payable	8,529
Accrued expenses	6,587
Payable for investments purchased	325
Distribution fee payable	7

Total liabilities	100,752

Net Assets	$60,341

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	244
Accumulated net realized loss on investment transactions	(389)
Net unrealized appreciation on investments	486

Net assets, January 31, 2017	$60,341

See Notes to Financial Statements.

82

Class R1
Net asset value, offering price and redemption price per share,
($10,051 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R2
Net asset value, offering price and redemption price per share,
($10,054 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R3
Net asset value, offering price and redemption price per share,
($10,056 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share,
($10,058 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share,
($10,060 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R6
Net asset value, offering price and redemption price per share,
($10,062 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,403)	$77,917
Receivable for investments sold	350
Prepaid expenses and other assets	82,862

Total assets	161,129

Liabilities
Payable to manager	85,304
Custodian and accounting fees payable	8,529
Accrued expenses	6,587
Payable for investments purchased	347
Distribution fee payable	7

Total liabilities	100,774

Net Assets	$60,355

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	245
Accumulated net realized loss on investment transactions	(404)
Net unrealized appreciation on investments	514

Net assets, January 31, 2017	$60,355

See Notes to Financial Statements.

84

Class R1
Net asset value, offering price and redemption price per share,
($10,053 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

Class R2
Net asset value, offering price and redemption price per share,
($10,057 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share,
($10,059 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share,
($10,060 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R5
Net asset value, offering price and redemption price per share,
($10,062 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R6
Net asset value, offering price and redemption price per share,
($10,064 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,418)	$77,947
Receivable for investments sold	363
Prepaid expenses and other assets	82,862

Total assets	161,172

Liabilities
Payable to manager	85,303
Custodian and accounting fees payable	8,529
Accrued expenses	6,586
Payable for investments purchased	361
Distribution fee payable	7

Total liabilities	100,786

Net Assets	$60,386

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	238
Accumulated net realized loss on investment transactions	(381)
Net unrealized appreciation on investments	529

Net assets, January 31, 2017	$60,386

See Notes to Financial Statements.

86

Class R1
Net asset value, offering price and redemption price per share,
($10,058 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share,
($10,062 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share,
($10,064 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share,
($10,065 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R5
Net asset value, offering price and redemption price per share,
($10,067 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share,
($10,070 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Affiliated investments (cost $77,415)	$77,944
Receivable for investments sold	366
Prepaid expenses and other assets	82,862

Total assets	161,172

Liabilities
Payable to manager	85,304
Custody and accounting fees payable	8,528
Accrued expenses	6,587
Payable for investments purchased	362
Distribution fee payable	7

Total liabilities	100,788

Net Assets	$60,384

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	243
Accumulated net realized loss on investment transactions	(388)
Net unrealized appreciation on investments	529

Net assets, January 31, 2017	$60,384

See Notes to Financial Statements.

88

Class R1
Net asset value, offering price and redemption price per share,
($10,058 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share,
($10,062 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share,
($10,063 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share,
($10,065 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R5
Net asset value, offering price and redemption price per share,
($10,067 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share,
($10,069 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Affiliated investments (cost $77,410)	$77,945
Receivable for investments sold	366
Prepaid expenses and other assets	82,862

Total assets	161,173

Liabilities
Payable to manager	85,303
Custodian and accounting fees payable	8,529
Accrued expenses	6,588
Payable for investments purchased	362
Distribution fee payable	7

Total liabilities	100,789

Net Assets	$60,384

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	59,994

60,000
Undistributed net investment income	245
Accumulated net realized loss on investment transactions	(396)
Net unrealized appreciation on investments	535

Net assets, January 31, 2017	$60,384

See Notes to Financial Statements.

90

Class R1
Net asset value, offering price and redemption price per share,
($10,057 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R2
Net asset value, offering price and redemption price per share,
($10,061 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R3
Net asset value, offering price and redemption price per share,
($10,063 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.06

Class R4
Net asset value, offering price and redemption price per share,
($10,066 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R5
Net asset value, offering price and redemption price per share,
($10,067 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share,
($10,070 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One Income Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$172

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,219)

Net expenses	27

Net investment income (loss)	145

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(408)
Net capital gain distributions received	258

(150)

Net change in unrealized appreciation (depreciation) on investments	403

Net gain (loss) on investment transactions	253

Net Increase (Decrease) In Net Assets Resulting From Operations	$398

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

92

Prudential Day One 2010 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$177

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,220)

Net expenses	26

Net investment income (loss)	151

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(434)
Net capital gain distributions received	281

(153)

Net change in unrealized appreciation (depreciation) on investments	394

Net gain (loss) on investment transactions	241

Net Increase (Decrease) In Net Assets Resulting From Operations	$392

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2015 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$191

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,220)

Net expenses	26

Net investment income (loss)	165

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(552)
Net capital gain distributions received	352

(200)

Net change in unrealized appreciation (depreciation) on investments	410

Net gain (loss) on investment transactions	210

Net Increase (Decrease) In Net Assets Resulting From Operations	$375

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

94

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$202

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,220)

Net expenses	26

Net investment income (loss)	176

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(630)
Net capital gain distributions received	398

(232)

Net change in unrealized appreciation (depreciation) on investments	416

Net gain (loss) on investment transactions	184

Net Increase (Decrease) In Net Assets Resulting From Operations	$360

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$234

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,212

Total expenses	46,245
Less: Management fee waiver and/or expense reimbursement	(46,220)

Net expenses	25

Net investment income (loss)	209

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(868)
Net capital gain distributions received	539

(329)

Net change in unrealized appreciation (depreciation) on investments	392

Net gain (loss) on investment transactions	63

Net Increase (Decrease) In Net Assets Resulting From Operations	$272

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

96

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$259

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,221)

Net expenses	25

Net investment income (loss)	234

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,044)
Net capital gain distributions received	633

(411)

Net change in unrealized appreciation (depreciation) on investments	435

Net gain (loss) on investment transactions	24

Net Increase (Decrease) In Net Assets Resulting From Operations	$258

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$265

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,224)

Net expenses	22

Net investment income (loss)	243

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,059)
Net capital gain distributions received	656

(403)

Net change in unrealized appreciation (depreciation) on investments	456

Net gain (loss) on investment transactions	53

Net Increase (Decrease) In Net Assets Resulting From Operations	$296

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

98

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$265

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,225)

Net expenses	21

Net investment income (loss)	244

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,045)
Net capital gain distributions received	656

(389)

Net change in unrealized appreciation (depreciation) on investments	486

Net gain (loss) on investment transactions	97

Net Increase (Decrease) In Net Assets Resulting From Operations	$341

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$266

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,225)

Net expenses	21

Net investment income (loss)	245

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,060)
Net capital gain distributions received	656

(404)

Net change in unrealized appreciation (depreciation) on investments	514

Net gain (loss) on investment transactions	110

Net Increase (Decrease) In Net Assets Resulting From Operations	$355

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

100

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$258

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,226)

Net expenses	20

Net investment income (loss)	238

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,014)
Net capital gain distributions received	633

(381)

Net change in unrealized appreciation (depreciation) on investments	529

Net gain (loss) on investment transactions	148

Net Increase (Decrease) In Net Assets Resulting From Operations	$386

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$263

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,213

Total expenses	46,246
Less: Management fee waiver and/or expense reimbursement	(46,226)

Net expenses	20

Net investment income (loss)	243

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,044)
Net capital gain distributions received	656

(388)

Net change in unrealized appreciation (depreciation) on investments	529

Net gain (loss) on investment transactions	141

Net Increase (Decrease) In Net Assets Resulting From Operations	$384

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

102

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$264

Expenses
Management fee	2
Distribution fee—Class R1	7
Distribution fee—Class R2	4
Distribution fee—Class R3	2
Shareholder servicing fee—Class R1	2
Shareholder servicing fee—Class R2	2
Shareholder servicing fee—Class R3	2
Shareholder servicing fee—Class R4	2
Registration fees	21,000
Custodian and accounting fees	9,000
Legal fees and expenses	6,000
Audit fee	4,000
Shareholders’ reports	3,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses	10
Miscellaneous	2,212

Total expenses	46,245
Less: Management fee waiver and/or expense reimbursement	(46,226)

Net expenses	19

Net investment income (loss)	245

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,076)
Net capital gain distributions received	680

(396)

Net change in unrealized appreciation (depreciation) on investments	535

Net gain (loss) on investment transactions	139

Net Increase (Decrease) In Net Assets Resulting From Operations	$384

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One Income Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$145
Net realized gain (loss) on investment transactions	(408)
Net capital gain distributions received	258
Net change in unrealized appreciation (depreciation) on investments	403

Net increase (decrease) in net assets resulting from operations	398

Fund share transactions (Note 6)
Net proceeds from shares sold	66,000

Net increase (decrease) in net assets from Fund share transactions	66,000

Total increase (decrease)	66,398

Net Assets:
Beginning of period	—

End of period(a)	$66,398

(a) Includes undistributed net investment income of:	$145

*	Commencement of operations.

See Notes to Financial Statements.

104

Prudential Day One 2010 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151
Net realized gain (loss) on investment transactions	(434)
Net capital gain distributions received	281
Net change in unrealized appreciation (depreciation) on investments	394

Net increase (decrease) in net assets resulting from operations	392

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,392

Net Assets:
Beginning of period	—

End of period(a)	$60,392

(a) Includes undistributed net investment income of:	$151

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2015 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165
Net realized gain (loss) on investment transactions	(552)
Net capital gain distributions received	352
Net change in unrealized appreciation (depreciation) on investments	410

Net increase (decrease) in net assets resulting from operations	375

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,375

Net Assets:
Beginning of period	—

End of period(a)	$60,375

(a) Includes undistributed net investment income of:	$165

*	Commencement of operations.

See Notes to Financial Statements.

106

Prudential Day One 2020 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176
Net realized gain (loss) on investment transactions	(630)
Net capital gain distributions received	398
Net change in unrealized appreciation (depreciation) on investments	416

Net increase (decrease) in net assets resulting from operations	360

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,360

Net Assets:
Beginning of period	—

End of period(a)	$60,360

(a) Includes undistributed net investment income of:	$176

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2025 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209
Net realized gain (loss) on investment transactions	(868)
Net capital gain distributions received	539
Net change in unrealized appreciation (depreciation) on investments	392

Net increase (decrease) in net assets resulting from operations	272

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,272

Net Assets:
Beginning of period	—

End of period(a)	$60,272

(a) Includes undistributed net investment income of:	$209

*	Commencement of operations.

See Notes to Financial Statements.

108

Prudential Day One 2030 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234
Net realized gain (loss) on investment transactions	(1,044)
Net capital gain distributions received	633
Net change in unrealized appreciation (depreciation) on investments	435

Net increase (decrease) in net assets resulting from operations	258

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,258

Net Assets:
Beginning of period	—

End of period(a)	$60,258

(a) Includes undistributed net investment income of:	$234

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2035 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243
Net realized gain (loss) on investment transactions	(1,059)
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	456

Net increase (decrease) in net assets resulting from operations	296

Fund share transactions (Note 6)
Net proceeds from shares sold	64,612
Cost of shares reacquired	(4,579)

Net increase (decrease) in net assets from Fund share transactions	60,033

Total increase (decrease)	60,329

Net Assets:
Beginning of period	—

End of period(a)	$60,329

(a) Includes undistributed net investment income of:	$243

*	Commencement of operations.

See Notes to Financial Statements.

110

Prudential Day One 2040 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244
Net realized gain (loss) on investment transactions	(1,045)
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	486

Net increase (decrease) in net assets resulting from operations	341

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,341

Net Assets:
Beginning of period	—

End of period(a)	$60,341

(a) Includes undistributed net investment income of:	$244

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2045 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$245
Net realized gain (loss) on investment transactions	(1,060)
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	514

Net increase (decrease) in net assets resulting from operations	355

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,355

Net Assets:
Beginning of period	—

End of period(a)	$60,355

(a) Includes undistributed net investment income of:	$245

*	Commencement of operations.

See Notes to Financial Statements.

112

Prudential Day One 2050 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238
Net realized gain (loss) on investment transactions	(1,014)
Net capital gain distributions received	633
Net change in unrealized appreciation (depreciation) on investments	529

Net increase (decrease) in net assets resulting from operations	386

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,386

Net Assets:
Beginning of period	—

End of period(a)	$60,386

(a) Includes undistributed net investment income of:	$238

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2055 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243
Net realized gain (loss) on investment transactions	(1,044)
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	529

Net increase (decrease) in net assets resulting from operations	384

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,384

Net Assets:
Beginning of period	—

End of period(a)	$60,384

(a) Includes undistributed net investment income of:	$243

*	Commencement of operations.

See Notes to Financial Statements.

114

Prudential Day One 2060 Fund

Statement of Changes in Net Assets (unaudited)

December 13, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$245
Net realized gain (loss) on investment transactions	(1,076)
Net capital gain distributions received	680
Net change in unrealized appreciation (depreciation) on investments	535

Net increase (decrease) in net assets resulting from operations	384

Fund share transactions (Note 6)
Net proceeds from shares sold	60,000

Net increase (decrease) in net assets from Fund share transactions	60,000

Total increase (decrease)	60,384

Net Assets:
Beginning of period	—

End of period(a)	$60,384

(a) Includes undistributed net investment income of:	$245

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	115

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Conservative Growth Fund and Prudential Jennison Rising Dividend Fund (each a “Fund”). These financial statements relate to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”). The financial statements of the other funds are not presented herein.

The Day One Funds’ investment objective is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative

116

valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Day One Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Trust’s expenses are allocated to the respective fund on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees and shareholder servicing fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Day One Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Day One Funds	117

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust has a management agreement with PI on behalf of the Day One Funds. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. PI pays for the services of QMA, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .02% of each Fund’s average daily net assets. For all Day One Funds the management fee amount waived exceeded the management fee for the period ended January 31, 2017.

PI has contractually agreed through November 30, 2018 to limit each Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (including acquired fund taxes and taxes such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales (including acquired fund dividend and interest expense on short sales)) of each class of shares to .40% of each Fund’s average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

118

The Trust has a distribution agreement on behalf of the Day One Funds, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to .50%, .25% and .10% of the average daily net assets of the Class R1, R2 and R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PI, QMA, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Day One Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Day One Funds may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Day One Funds	119

Notes to Financial Statements (unaudited) (continued)

4. Investments in Affiliated Issuers

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, dividend income and capital gain distributions received for the period ended January 31, 2017 is presented as follows:

Prudential Day One Income Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,059	$—	$18	$—	$—	$3,022
Prudential Core Conservative Bond Fund (Class Q)	—	8,451	—	39	20	—	8,435
Prudential Global Real Estate Fund (Class Q)	—	3,024	—	14	1	—	3,027
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	604	—	10	1	—	605
Prudential QMA International Developed Markets Index Fund (Class Q)	—	3,037	—	91	3	—	3,013
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	681	6,524	33	—	—	7,207
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	6,931	(6,524)	—	72	258	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	605	—	5	1	—	604
Prudential QMA US Broad Market Index Fund (Class Q)	—	4,212	—	600	9	—	3,606
Prudential TIPS Fund (Class Q)	—	17,432	—	1,986	18	—	15,641
Prudential Total Return Bond Fund (Class Q)	—	9,015	—	41	34	—	9,050

	$—	$57,051	$—	$2,837	$159	$258	$54,210

Prudential Day One 2010 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,059	$—	$18	$—	$—	$3,021
Prudential Core Conservative Bond Fund (Class Q)	—	8,450	—	37	20	—	8,434
Prudential Global Real Estate Fund (Class Q)	—	3,023	—	14	1	—	3,027

120

Prudential Day One 2010 Fund (cont’d):

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	$—	$604	$—	$10	$1	$—	$605
Prudential QMA International Developed Markets Index Fund (Class Q)	—	3,036	—	90	3	—	3,013
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	90	7,117	33	—	—	7,206
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	7,561	(7,117)	—	79	281	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	1,211	—	10	1	—	1,208
Prudential QMA US Broad Market Index Fund (Class Q)	—	4,238	—	36	9	—	4,206
Prudential TIPS Fund (Class Q)	—	16,830	—	1,980	17	—	15,037
Prudential Total Return Bond Fund (Class Q)	—	9,012	—	40	34	—	9,049

	$—	$57,114	$—	$2,268	$165	$281	$54,806

Prudential Day One 2015 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,061	$—	$21	$—	$—	$3,020
Prudential Core Conservative Bond Fund (Class Q)	—	7,240	—	33	17	—	7,227
Prudential Global Real Estate Fund (Class Q)	—	3,022	—	14	1	—	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	604	—	10	1	—	605
Prudential QMA International Developed Markets Index Fund (Class Q)	—	4,247	—	124	4	—	4,217
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	39	8,896	564	—	—	8,405
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	9,451	(8,896)	—	99	352	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	1,210	—	9	1	—	1,207
Prudential QMA US Broad Market Index Fund (Class Q)	—	4,839	—	38	10	—	4,806
Prudential TIPS Fund (Class Q)	—	15,027	—	772	16	—	14,432
Prudential Total Return Bond Fund (Class Q)	—	7,807	—	35	30	—	7,840

	$—	$56,547	$—	$1,620	$179	$352	$54,785

Prudential Day One Funds	121

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,061	$—	$22	$—	$—	$3,020
Prudential Core Conservative Bond Fund (Class Q)	—	6,635	—	29	16	—	6,623
Prudential Global Real Estate Fund (Class Q)	—	3,022	—	14	1	—	3,025
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	604	—	9	1	—	605
Prudential QMA International Developed Markets Index Fund (Class Q)	—	4,842	—	138	4	—	4,819
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	123	10,082	46	—	—	10,204
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	10,711	(10,032)	—	113	398	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	1,209	—	9	1	—	1,207
Prudential QMA US Broad Market Index Fund (Class Q)	—	6,016	—	607	12	—	5,405
Prudential TIPS Fund (Class Q)	—	14,424	—	1,362	15	—	13,226
Prudential Total Return Bond Fund (Class Q)	—	7,204	—	32	28	—	7,235

	$—	$57,851	$—	$2,268	$191	$398	$55,369

Prudential Day One 2025 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,063	$—	$27	$—	$—	$3,015
Prudential Core Conservative Bond Fund (Class Q)	—	4,857	—	61	12	—	4,810
Prudential Global Real Estate Fund (Class Q)	—	3,017	—	13	1	—	3,021
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	602	—	9	1	—	604
Prudential QMA International Developed Markets Index Fund (Class Q)	—	6,009	—	710	5	—	5,413
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	65	13,641	1,168	—	—	12,586

122

Prudential Day One 2025 Fund (cont’d):

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential QMA Large-Cap Core Equity Fund (Class Z)	$—	$14,491	$(13,641)	$—	$152	$539	$—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	1,810	—	13	2	—	1,808
Prudential QMA US Broad Market Index Fund (Class Q)	—	7,820	—	621	16	—	7,197
Prudential TIPS Fund (Class Q)	—	10,818	—	142	11	—	10,806
Prudential Total Return Bond Fund (Class Q)	—	6,600	—	28	24	—	6,623

	$—	$59,152	$—	$2,792	$224	$539	$55,883

Prudential Day One 2030 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,054	$—	$624	$—	$—	$2,412
Prudential Core Conservative Bond Fund (Class Q)	—	3,648	—	51	9	—	3,607
Prudential Global Real Estate Fund (Class Q)	—	3,020	—	17	1	—	3,021
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	1,202	—	602	2	—	604
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	1,205	—	612	4	—	598
Prudential QMA International Developed Markets Index Fund (Class Q)	—	7,846	—	210	6	—	7,818
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	763	16,013	73	—	—	16,780
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,012	(16,013)	—	178	633	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	2,403	—	597	3	—	1,807
Prudential QMA US Broad Market Index Fund (Class Q)	—	9,623	—	1,217	20	—	8,395
Prudential TIPS Fund (Class Q)	—	6,610	—	87	7	—	6,603
Prudential Total Return Bond Fund (Class Q)	—	5,398	—	22	20	—	5,418

	$—	$61,784	$—	$4,112	$250	$633	$57,063

Prudential Day One Funds	123

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,240	$—	$807	$—	$—	$2,415
Prudential Core Conservative Bond Fund (Class Q)	—	3,266	—	266	8	—	3,009
Prudential Global Real Estate Fund (Class Q)	—	3,246	—	239	1	—	3,024
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	1,298	—	109	2	—	1,209
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	2,551	—	230	9	—	2,397
Prudential QMA International Developed Markets Index Fund (Class Q)	—	8,881	—	1,220	7	—	7,827
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	1,482	16,606	1,355	—	—	16,800
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	186	656	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	3,203	—	793	3	—	2,413
Prudential QMA US Broad Market Index Fund (Class Q)	—	11,708	—	908	22	—	10,806
Prudential TIPS Fund (Class Q)	—	4,528	—	373	4	—	4,207
Prudential Total Return Bond Fund (Class Q)	—	5,160	—	373	16	—	4,822

	$—	$66,205	$—	$6,673	$258	$656	$58,929

Prudential Day One 2040 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchanges	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,060	$—	$626	$—	$—	$2,415
Prudential Core Conservative Bond Fund (Class Q)	—	2,438	—	37	6	—	2,408
Prudential Global Real Estate Fund (Class Q)	—	3,027	—	20	1	—	3,024
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	1,803	—	21	3	—	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	3,041	—	142	11	—	2,996

124

Prudential Day One 2040 Fund (cont’d):

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchanges	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential QMA International Developed Markets Index Fund (Class Q)	$—	$9,610	$—	$772	$9	$—	$9,032
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	185	16,606	63	—	—	16,801
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	185	656	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	3,611	—	603	4	—	3,016
Prudential QMA US Broad Market Index Fund (Class Q)	—	11,442	—	45	23	—	11,408
Prudential TIPS Fund (Class Q)	—	2,407	—	32	2	—	2,404
Prudential Total Return Bond Fund (Class Q)	—	4,205	—	14	14	—	4,219

	$—	$62,471	$—	$2,375	$258	$656	$59,537

Prudential Day One 2045 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,061	$—	$627	$—	$—	$2,415
Prudential Core Conservative Bond Fund (Class Q)	—	1,829	—	28	5	—	1,806
Prudential Global Real Estate Fund (Class Q)	—	3,029	—	22	1	—	3,025
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	1,803	—	21	3	—	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	3,613	—	699	13	—	2,996
Prudential QMA International Developed Markets Index Fund (Class Q)	—	10,849	—	249	9	—	10,840
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	782	16,606	63	—	—	17,404
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	185	656	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	3,613	—	13	4	—	3,620
Prudential QMA US Broad Market Index Fund (Class Q)	—	12,054	—	1,236	25	—	10,809
Prudential TIPS Fund (Class Q)	—	1,803	—	617	2	—	1,202
Prudential Total Return Bond Fund (Class Q)	—	4,207	—	13	13	—	4,220

	$—	$64,285	$—	$3,588	$260	$656	$60,151

Prudential Day One Funds	125

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,063	$—	$628	$—	$—	$2,417
Prudential Core Conservative Bond Fund (Class Q)	—	1,220	—	19	3	—	1,205
Prudential Global Real Estate Fund (Class Q)	—	3,031	—	22	1	—	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	2,404	—	614	4	—	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	3,648	—	165	13	—	3,598
Prudential QMA International Developed Markets Index Fund (Class Q)	—	11,411	—	800	10	—	10,846
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	1,380	16,013	62	—	—	17,413
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,012	(16,013)	—	179	633	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	4,217	—	15	4	—	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	—	12,061	—	646	25	—	11,415
Prudential TIPS Fund (Class Q)	—	1,201		609	1	—	601
Prudential Total Return Bond Fund (Class Q)	—	3,607	—	11	12	—	3,619

	$—	$64,255	—	$3,591	$252	$633	$60,179

Prudential Day One 2055 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchanges	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,064	$—	$629	$—	$—	$2,416
Prudential Core Conservative Bond Fund (Class Q)	—	600	—	602	—	—	—
Prudential Global Real Estate Fund (Class Q)	—	3,033	—	23	1	—	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	2,404	—	614	4	—	1,814
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	4,215	—	719	15	—	3,598

126

Prudential Day One 2055 Fund (cont’d):

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchanges	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential QMA International Developed Markets Index Fund (Class Q)	$—	$11,443	$—	$249	$10	$—	$11,448
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	1,386	16,606	63	—	—	18,013
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,641	(16,606)	—	185	656	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	4,219	—	17	4	—	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	—	12,667	—	63	26	—	12,617
Prudential TIPS Fund (Class Q)	—	600	—	602	1	—	—
Prudential Total Return Bond Fund (Class Q)	—	3,007	—	9	10	—	3,016

	$—	$64,279	$—	$3,590	$256	$656	$60,173

Prudential Day One 2060 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Dividend Income	Capital Gain Distributions Received	Value, End of Period
Prudential Commodity Strategies Fund (Class Q)	$—	$3,064	$—	$629	$—	$—	$2,417
Prudential Core Conservative Bond Fund (Class Q)	—	600	—	602	—	—	—
Prudential Global Real Estate Fund (Class Q)	—	3,033	—	24	1	—	3,026
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	2,404	—	26	4	—	2,419
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	4,215	—	719	15	—	3,598
Prudential QMA International Developed Markets Index Fund (Class Q)	—	11,441	—	247	10	—	11,448
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	1,393	17,199	66	—	—	18,613
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	18,272	(17,199)	—	192	680	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	4,219	—	18	4	—	4,225
Prudential QMA US Broad Market Index Fund (Class Q)	—	12,669	—	64	26	—	12,617
Prudential TIPS Fund (Class Q)	—	600	—	602	—	—	—
Prudential Total Return Bond Fund (Class Q)	—	1,805	—	5	5	—	1,809

	$—	$63,715	$—	$3,002	$257	$680	$60,172

Prudential Day One Funds	127

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation as of January 31, 2017 were as follows:

	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Prudential Day One Income Fund	$77,579	$423	$(20)	$403
Prudential Day One 2010 Fund	77,581	414	(20)	394
Prudential Day One 2015 Fund	77,549	429	(19)	410
Prudential Day One 2020 Fund	77,528	436	(20)	416
Prudential Day One 2025 Fund	77,464	412	(20)	392
Prudential Day One 2030 Fund	77,404	451	(16)	435
Prudential Day One 2035 Fund	77,444	472	(16)	456
Prudential Day One 2040 Fund	77,421	502	(16)	486
Prudential Day One 2045 Fund	77,403	530	(16)	514
Prudential Day One 2050 Fund	77,418	545	(16)	529
Prudential Day One 2055 Fund	77,415	545	(16)	529
Prudential Day One 2060 Fund	77,410	550	(15)	535

Management has analyzed the Day One Funds’ tax positions and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2017, Prudential owned all of the shares of the Day One Funds, with the exception of 598 shares of Class R4 of the Prudential Day One Income Fund.

128

Transactions in shares of beneficial interest were as follows:

PRUDENTIAL DAY ONE INCOME FUND

Class R1	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,598	$16,000

Net increase (decrease) in shares outstanding	1,598	$16,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2010 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	129

Notes to Financial Statements (unaudited) (continued)

PRUDENTIAL DAY ONE 2010 FUND (cont’d.):

Class R3	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2015 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

130

PRUDENTIAL DAY ONE 2015 FUND (cont’d.):

Class R5	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2020 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

Prudential Day One Funds	131

Notes to Financial Statements (unaudited) (continued)

PRUDENTIAL DAY ONE 2025 FUND

Class R1	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2030 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

132

PRUDENTIAL DAY ONE 2030 FUND (cont’d.):

Class R3	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2035 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,461	$14,579
Shares reacquired	(461)	(4,579)

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,006

Net increase (decrease) in shares outstanding	1,000	$10,006

Prudential Day One Funds	133

Notes to Financial Statements (unaudited) (continued)

PRUDENTIAL DAY ONE 2035 FUND (cont’d.):

Class R5	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,006

Net increase (decrease) in shares outstanding	1,000	$10,006

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2040 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

134

PRUDENTIAL DAY ONE 2045 FUND

Class R1	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2050 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	135

Notes to Financial Statements (unaudited) (continued)

PRUDENTIAL DAY ONE 2050 FUND (cont’d.):

Class R4	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2055 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

136

PRUDENTIAL DAY ONE 2055 FUND (cont’d.):

Class R6	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

PRUDENTIAL DAY ONE 2060 FUND

Class R1
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R5
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended January 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was December 13, 2016.

7. Borrowings

The Trust on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero

Prudential Day One Funds	137

Notes to Financial Statements (unaudited) (continued)

percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Day One Funds did not utilize the SCA during the period ended January 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Dividends to Shareholders

Subsequent to the fiscal period end, the Day One Income Fund declared ordinary income dividends on March 21, 2017 to shareholders of record on March 22, 2017. The ex-date was March 23, 2017. The per share amounts declared were as follows:

Ordinary Income
Class R1	$0.02857
Class R2	$0.03543
Class R3	$0.03935
Class R4	$0.04227
Class R5	$0.04523
Class R6	$0.04915

138

Prudential Day One Income Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.75%	(e)
Expenses before waivers and/or expense reimbursement	562.22%	(e)
Net investment income (loss)	1.34%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	139

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.50%	(e)
Expenses before waivers and/or expense reimbursement	561.96%	(e)
Net investment income (loss)	1.59%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

140

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.35%	(e)
Expenses before waivers and/or expense reimbursement	561.79%	(e)
Net investment income (loss)	1.74%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	141

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	567.77%	(e)
Net investment income (loss)	1.85%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

142

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.13%	(e)
Expenses before waivers and/or expense reimbursement	561.61%	(e)
Net investment income (loss)	1.96%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	143

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.02)%	(e)
Expenses before waivers and/or expense reimbursement	561.47%	(e)
Net investment income (loss)	2.12%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

144

Prudential Day One 2010 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.74%	(e)
Expenses before waivers and/or expense reimbursement	563.29%	(e)
Net investment income (loss)	1.42%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	145

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.48%	(e)
Expenses before waivers and/or expense reimbursement	563.05%	(e)
Net investment income (loss)	1.67%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

146

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.05
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.34%	(e)
Expenses before waivers and/or expense reimbursement	562.91%	(e)
Net investment income (loss)	1.82%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	147

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	562.80%	(e)
Net investment income (loss)	1.93%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

148

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.12%	(e)
Expenses before waivers and/or expense reimbursement	562.67%	(e)
Net investment income (loss)	2.04%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	149

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.02)%	(e)
Expenses before waivers and/or expense reimbursement	562.51%	(e)
Net investment income (loss)	2.19%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

150

Prudential Day One 2015 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.74%	(e)
Expenses before waivers and/or expense reimbursement	563.54%	(e)
Net investment income (loss)	1.59%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	151

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.48%	(e)
Expenses before waivers and/or expense reimbursement	563.24%	(e)
Net investment income (loss)	1.84%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

152

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.33%	(e)
Expenses before waivers and/or expense reimbursement	563.12%	(e)
Net investment income (loss)	1.99%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	153

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.22%	(e)
Expenses before waivers and/or expense reimbursement	563.05%	(e)
Net investment income (loss)	2.10%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

154

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.11%	(e)
Expenses before waivers and/or expense reimbursement	562.90%	(e)
Net investment income (loss)	2.21%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	155

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.03)%	(e)
Expenses before waivers and/or expense reimbursement	562.70%	(e)
Net investment income (loss)	2.36%	(e)
Portfolio turnover rate	3%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

156

Prudential Day One 2020 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.74%	(e)
Expenses before waivers and/or expense reimbursement	563.62%	(e)
Net investment income (loss)	1.71%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	157

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.48%	(e)
Expenses before waivers and/or expense reimbursement	563.41%	(e)
Net investment income (loss)	1.97%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

158

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.34%	(e)
Expenses before waivers and/or expense reimbursement	563.24%	(e)
Net investment income (loss)	2.12%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	159

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	563.13%	(e)
Net investment income (loss)	2.23%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

160

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.12%	(e)
Expenses before waivers and/or expense reimbursement	563.01%	(e)
Net investment income (loss)	2.34%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	161

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.02)%	(e)
Expenses before waivers and/or expense reimbursement	562.86%	(e)
Net investment income (loss)	2.48%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

162

Prudential Day One 2025 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(c):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.74%	(e)
Expenses before waivers and/or expense reimbursement	564.31%	(e)
Net investment income (loss)	2.12%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	163

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(c):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.48%	(e)
Expenses before waivers and/or expense reimbursement	564.07%	(e)
Net investment income (loss)	2.37%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

164

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.34%	(e)
Expenses before waivers and/or expense reimbursement	563.88%	(e)
Net investment income (loss)	2.52%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	165

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	563.78%	(e)
Net investment income (loss)	2.63%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

166

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.11%	(e)
Expenses before waivers and/or expense reimbursement	563.70%	(e)
Net investment income (loss)	2.74%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	167

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.07)%	(e)
Expenses before waivers and/or expense reimbursement	563.55%	(e)
Net investment income (loss)	2.93%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

168

Prudential Day One 2030 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(c):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.72%	(e)
Expenses before waivers and/or expense reimbursement	564.75%	(e)
Net investment income (loss)	2.43%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	169

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	-	(g)
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(c):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.47%	(e)
Expenses before waivers and/or expense reimbursement	564.46%	(e)
Net investment income (loss)	2.69%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than 0.005 per share.

See Notes to Financial Statements.

170

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	-	(g)
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(c):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.32%	(e)
Expenses before waivers and/or expense reimbursement	564.28%	(e)
Net investment income (loss)	2.83%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than 0.005 per share.

See Notes to Financial Statements.

Prudential Day One Funds	171

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.21%	(e)
Expenses before waivers and/or expense reimbursement	564.15%	(e)
Net investment income (loss)	2.94%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

172

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.10%	(e)
Expenses before waivers and/or expense reimbursement	564.03%	(e)
Net investment income (loss)	3.05%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	173

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.06)%	(e)
Expenses before waivers and/or expense reimbursement	564.02%	(e)
Net investment income (loss)	3.22%	(e)
Portfolio turnover rate	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

174

Prudential Day One 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.69%	(e)
Expenses before waivers and/or expense reimbursement	575.63%	(e)
Net investment income (loss)	2.52%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	175

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.44%	(e)
Expenses before waivers and/or expense reimbursement	561.40%	(e)
Net investment income (loss)	2.79%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

176

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.30%	(e)
Expenses before waivers and/or expense reimbursement	561.24%	(e)
Net investment income (loss)	2.94%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	177

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.19%	(e)
Expenses before waivers and/or expense reimbursement	561.13%	(e)
Net investment income (loss)	3.05%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

178

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.07%	(e)
Expenses before waivers and/or expense reimbursement	560.99%	(e)
Net investment income (loss)	3.16%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	179

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.10)%	(e)
Expenses before waivers and/or expense reimbursement	560.79%	(e)
Net investment income (loss)	3.36%	(e)
Portfolio turnover rate	11%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

180

Prudential Day One 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.68%	(e)
Expenses before waivers and/or expense reimbursement	564.91%	(e)
Net investment income (loss)	2.55%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	181

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)
Expenses before waivers and/or expense reimbursement	564.67%	(e)
Net investment income (loss)	2.80%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

182

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.27%	(e)
Expenses before waivers and/or expense reimbursement	564.60%	(e)
Net investment income (loss)	2.95%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	183

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.16%	(e)
Expenses before waivers and/or expense reimbursement	564.45%	(e)
Net investment income (loss)	3.06%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

184

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.05%	(e)
Expenses before waivers and/or expense reimbursement	564.35%	(e)
Net investment income (loss)	3.17%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	185

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.09)%	(e)
Expenses before waivers and/or expense reimbursement	564.15%	(e)
Net investment income (loss)	3.32%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

186

Prudential Day One 2045 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(c):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.67%	(e)
Expenses before waivers and/or expense reimbursement	565.02%	(e)
Net investment income (loss)	2.57%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)
Expenses before waivers and/or expense reimbursement	564.79%	(e)
Net investment income (loss)	2.82%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

188

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.27%	(e)
Expenses before waivers and/or expense reimbursement	564.65%	(e)
Net investment income (loss)	2.97%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.16%	(e)
Expenses before waivers and/or expense reimbursement	564.58%	(e)
Net investment income (loss)	3.08%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

190

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.05%	(e)
Expenses before waivers and/or expense reimbursement	564.44%	(e)
Net investment income (loss)	3.19%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.07)%	(e)
Expenses before waivers and/or expense reimbursement	564.29%	(e)
Net investment income (loss)	3.32%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

192

Prudential Day One 2050 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.67%	(e)
Expenses before waivers and/or expense reimbursement	565.02%	(e)
Net investment income (loss)	2.48%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.41%	(e)
Expenses before waivers and/or expense reimbursement	564.76%	(e)
Net investment income (loss)	2.73%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

194

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.26%	(e)
Expenses before waivers and/or expense reimbursement	564.64%	(e)
Net investment income (loss)	2.88%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.15%	(e)
Expenses before waivers and/or expense reimbursement	564.50%	(e)
Net investment income (loss)	2.99%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

196

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.04%	(e)
Expenses before waivers and/or expense reimbursement	564.37%	(e)
Net investment income (loss)	3.10%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.12)%	(e)
Expenses before waivers and/or expense reimbursement	564.12%	(e)
Net investment income (loss)	3.26%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

198

Prudential Day One 2055 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c)	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.67%	(e)
Expense before waivers and/or expense reimbursement	565.05%	(e)
Net investment income (loss)	2.54%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c)	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.41%	(e)
Expense before waivers and/or expense reimbursement	564.85%	(e)
Net investment income (loss)	2.80%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

200

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c)	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.26%	(e)
Expense before waivers and/or expense reimbursement	564.75%	(e)
Net investment income (loss)	2.94%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c)	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.15%	(e)
Expense before waivers and/or expense reimbursement	564.64%	(e)
Net investment income (loss)	3.05%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

202

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c)	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.04%	(e)
Expense before waivers and/or expense reimbursement	564.55%	(e)
Net investment income (loss)	3.16%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c)	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	(.10)%	(e)
Expense before waivers and/or expense reimbursement	564.30%	(e)
Net investment income (loss)	3.31%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

204

Prudential Day One 2060 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.66%	(e)
Expenses before waivers and/or expense reimbursement	565.11%	(e)
Net investment income (loss)	2.56%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.41%	(e)
Expenses before waivers and/or expense reimbursement	564.87%	(e)
Net investment income (loss)	2.82%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

206

Class R3 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.06
Net asset value, end of period	$10.06
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.26%	(e)
Expenses before waivers and/or expense reimbursement	564.75%	(e)
Net investment income (loss)	2.96%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	207

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.15%	(e)
Expenses before waivers and/or expense reimbursement	564.66%	(e)
Net investment income (loss)	3.07%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

208

Class R5 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.03
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.04%	(e)
Expenses before waivers and/or expense reimbursement	564.65%	(e)
Net investment income (loss)	3.19%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	209

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 13, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.02
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return(c):	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.11)%	(e)
Expenses before waivers and/or expense reimbursement	564.32%	(e)
Net investment income (loss)	3.35%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

210

Approval of Advisory Agreements

Initial Approval of the Funds’ Management and Subadvisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 5 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with Quantitative Management Associates LLC (QMA or the Subadviser) with respect to the Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund (each, a Fund and collectively, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of each Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Funds by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Funds’ subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of each Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Funds would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadviser. The Board noted that the Subadviser was affiliated with the Manager. The

Visit our website at prudentialfunds.com

Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Funds would be similar in nature to those provided under the other subadvisory agreements.

The Board noted that the Funds are “funds of funds” that will invest in other Prudential Funds that provide exposure to equity, fixed income and non-traditional (commodities and real estate) asset classes, with the assets of each Fund (except for the Day One Income Fund, which has a fixed asset allocation) generally adjusted to a more conservative mix as the Fund reaches its target date (generally, the expected retirement date of the Fund’s investors).

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadviser’s track record in managing separate accounts and collective investment trusts that follow investment strategies similar to the Funds. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.02% of each Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.02% of each Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board noted the Manager’s statement that the management fees are not duplicative of the fees charged to the Prudential Funds in which the Funds invest because they constitute payment for services in addition to those services charged at the level of the underlying Prudential Fund.

The Board considered information provided by the Manager comparing each Fund’s proposed management fee rate and net total expenses to a Peer Group of comparable funds chosen by Broadridge. The Board noted that the contractual management fee rate for each Fund was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for each Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses).

The Board also considered information about the management and subadvisory fees charged by the Manager and the Subadviser to the separate accounts and collective investment trusts that have investment strategies similar to the Funds. The Board considered that management fees charged to institutional accounts, such as the separate

Prudential Day One Funds

Approval of Advisory Agreements (continued)

accounts and collective investment trusts, are generally lower than the fees charged to registered investment companies as a result of the services provided to registered investment companies that are not provided to institutional accounts, such as extensive disclosure and reporting requirements and an extensive compliance infrastructure.

The Board noted that the Manager had contractually agreed to waive fees and/or reimburse expenses so that net annual operating expenses for each Fund (exclusive of extraordinary expenses and certain other expenses, such as distribution (12b-1) fees, shareholder service fees and transfer agency expenses, but inclusive of acquired fund fees and expenses) would not exceed 0.40% of the Fund’s average daily net assets. The Board considered that each Fund will bear its proportionate share of the investment advisory fees and other expenses incurred by the Prudential Funds in which it invests.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements. The Board further noted that the Manager would not retain any management fees with respect to its management of the Funds after it pays subadvisory fees to the Subadviser, so that it would forgo a profit on its management fee with respect to the Funds.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadviser to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other

Visit our website at prudentialfunds.com

Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

Prudential Day One Funds

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q will be available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2017